Filed with the Securities and Exchange Commission on April 24, 2024
1933 Act Registration File No. 033-54822
1940 Act File No. 811-07360
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre‑Effective Amendment No.	☐
Post‑Effective Amendment No. 59	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 60	☒

Monetta Trust
(Registrant)
1776-A South Naperville Road, Suite 100
Wheaton, Illinois 60189-5831
Telephone number: (630) 462-9800

Robert S. Bacarella	JoAnn Strasser
Monetta Trust	Thompson Hine LLP
1776-A South Naperville Road, Suite 100	41 High Street, Suite 1700
Wheaton, Illinois 60189-5831	Columbus, OH 43215
(Agents for Service)

As soon as practical after the effective date of this Registration Statement
(Approximate Date of Proposed Public Offering)
It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)
☒	on April 30, 2024 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[ ]    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus
April 30, 2024

Monetta Trust:
▪Monetta Fund (Ticker Symbol: MONTX)
▪Monetta Young Investor Growth Fund (Ticker Symbol: MYIFX)

The Securities and Exchange Commission (the “SEC”) has not approved or disapproved of these securities, or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

1-800-MONETTA    www.monetta.com

Monetta Fund

Investment Objective

The Monetta Fund seeks long-term capital growth.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Monetta Fund.

Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%
Distribution (12b-1) Fees	None
Other Expenses	0.51%
Total Annual Fund Operating Expenses	1.46%

Example

This Example is intended to help you compare the cost of investing in the Monetta Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Monetta Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Monetta Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$149	$462	$797	$1,746

Portfolio Turnover

The Monetta Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Monetta Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Monetta Fund’s performance. During the most recent fiscal year, the portfolio turnover rate of the Monetta Fund was 52% of the average value of its portfolio.

Principal Investment Strategies

The Monetta Fund invests (at the time of investment) at least 65% of its net assets, under normal market conditions, in common stocks of companies of all market capitalization ranges, although Monetta Financial Services, Inc. (the “Adviser”) expects that the Fund will primarily invest in common stocks of large-cap companies (those with market capitalizations of at least $10 billion measured at the time of investment). The Fund may invest in more volatile sectors, which could result in a disproportionate return or loss compared to the S&P 500® Index, the Fund’s benchmark. As measured at the time of investment, the Fund may invest up to 5% of its net assets in exchange-traded funds (“ETFs”) and up to 10% of its net assets in foreign stocks, which is accomplished primarily through American Depositary Receipts (“ADRs”).

The Adviser employs a bottom-up, multi-faceted investment approach, which combines fundamental, technical, and macro-economic factors in its stock selection process. A stock’s relative volatility, versus that of its industry sector and the overall market, aids the Adviser in determining individual stocks’ buy and sell points.

The Adviser’s investment decisions for the Monetta Fund’s growth style of investing are based on the Adviser’s review of a company’s financial statements and other factors, including competitive landscape and recent product announcements. The Adviser also reviews quarterly earnings reports with an emphasis on management guidance. The Adviser generally
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seeks to invest in companies with positive long-term earnings growth expectations and that the Adviser believes have favorable short-term technical and/or market factors, including price and volume trends, relative strength, and institutional interest. The Adviser seeks to invest in quality companies that have demonstrated a proven track record of earnings growth. The Adviser also emphasizes price direction, volume, and relative strength, which it believes to be harbingers of pending fundamental changes that could lead to more/less institutional ownership.

Depending on market conditions and the foregoing considerations, the Adviser may at times be very active in turning over the Fund’s portfolio. The Adviser’s investment decisions for the Fund’s growth style of investing are based on the Adviser’s determination that a company’s revenue and earnings growth have the potential to exceed market expectations and that the security is at an attractive entry point.

The Fund may make short-term investments, without limitation, for defensive purposes, which may provide lower returns than other types of investments. From time to time, the Fund may focus its investments in a particular sector, including the technology sector.

Principal Risks

Although every effort is made to achieve the Monetta Fund’s objective of long-term capital growth, the Adviser cannot guarantee that the objective will be attained. You could lose all or a portion of your investment in the Fund as a result of a steep, sudden and/or prolonged market decline. The principal risks include:

•ADR Risk. ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders.
•Equity Securities Risk. Prices of equity securities may fluctuate rapidly and unpredictably in shorter time periods for a variety of reasons, including as a result of political or economic events having little or nothing to do with the performance of the issuers, and there is no guarantee of long-term growth. Equity securities of growth companies may be more volatile and could result in a disproportionate return or loss respective to their benchmarks. Equity securities of technology growth companies, in particular, may be more volatile than equity securities of other companies primarily due to market saturation, price competition and rapid product obsolescence.
•Management Risk. The Adviser’s investment strategy may not achieve the Fund’s objective. The Adviser’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.
•Market Risk. The stock market or stocks and ETFs in the Fund’s portfolio may decline or not increase at the rate anticipated.
•Growth Stock Risk. Growth-oriented funds may under-perform when growth stocks are out of favor.
•Short-Term Investment Risk. The Fund may make short-term investments without limitation in periods when the Adviser determines that a temporary defensive position is warranted. When the Fund is so invested, it may not achieve its investment objective.
•Foreign Investment Risk. Foreign investing, involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility and less developed or less efficient trading markets.
•Large Cap Equity Risk. The stocks of large capitalization companies involve risks due to larger, more established companies being unable to respond quickly to new competitive challenges, such as consumer preferences. Larger companies may also not be able to attain the high levels of growth rates or returns similar to those of smaller capitalization companies.
•Small and MidCap Equity Risk. The stocks of small and midcap capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.
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•Epidemic Risk. Widespread disease, including pandemics and epidemics have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds’ investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. These disruptions could prevent the Funds from executing advantageous investment decisions in a timely manner and negatively impact the Funds’ ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds.
•Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The coronavirus (COVID-19) global pandemic, which as resulted in a public health crisis, business interruptions, and growth concerns in the U.S. and overseas, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.
•Sector Risk. The Fund’s investments may be focused in securities of a particular sector from time to time. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector or sectors.

Performance

The following bar chart and table show some indication of the risks of investing in the Monetta Fund. The bar chart shows the changes in the Fund’s performance from year to year. Also shown are the Monetta Fund’s highest and lowest quarterly returns. The table below shows the Fund’s average annual total returns for certain time periods compared to the returns of the S&P 500® Index, a broad-based securities index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Monetta Fund will perform in the future. Updated performance information is available on the Fund’s website at www.monetta.com or by calling 1‑800-MONETTA.

MONETTA FUND (MONTX)
Calendar Year Total Returns (before taxes)

Highest Quarterly Return	23.72% (Quarter ended June 30, 2020)	Lowest Quarterly Return	-20.50% (Quarter ended June 30, 2022)

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Average Annual Total Returns (for the periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Return Before Taxes	31.29%	13.11%	9.69%
Return After Taxes on Distributions	31.29%	11.89%	8.04%
Return After Taxes on Distributions and Sale of Fund Shares	18.53%	10.47%	7.48%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	26.29%	15.69%	12.03%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation, and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-exempt, tax-advantaged, or tax-deferred arrangements, such as 401(k) plans, 529 plans, or individual retirement accounts (“IRAs”). Holdings in such accounts may be subject to taxes at a later date.

Investment Adviser

Monetta Financial Services, Inc. is the investment adviser to the Monetta Fund.

Portfolio Managers

Robert S. Bacarella, Chairman, President, Chief Executive Officer, and Director of the Adviser, has been the Portfolio Manager of the Monetta Fund since its inception in 1986.

Robert J. Bacarella, CPA, Vice President, Treasurer, Chief Financial Officer, and Director of the Adviser, has been Co-Portfolio Manager of the Fund since 2009.

Purchase and Sale of Fund Shares

Investors may purchase or redeem Monetta Fund shares on any business day by wire transfer, by telephone at 1-800-MONETTA or by mail to:

Regular Mail Monetta Funds c/o U.S. Bank Global Fund Services P.O. Box 701 Milwaukee, WI 53201-0701	Overnight Delivery Monetta Funds c/o U.S. Bank Global Fund Services 615 East Michigan Street, Third Floor Milwaukee, WI 53202-5207

The minimum initial and subsequent investment amounts are as follows:

Type of Account	Minimum Initial Investments	Subsequent Investments
Regular, Retirement, and Coverdell Education Savings Accounts	$1,000	No minimum
Automatic Investment Plan (AIP)	$25	$25 per month

Tax Information

The Monetta Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-exempt, tax-advantaged, or tax-deferred arrangement, such as a 401(k) plan, 529 plan, or IRA. Distributions on investments made through such accounts may be taxed later upon withdrawal of monies from those accounts.

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Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a financial adviser or bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Monetta Young Investor Growth Fund

Investment Objective

The Monetta Young Investor Growth Fund (the “Young Investor Growth Fund”) seeks long-term capital growth.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Young Investor Growth Fund.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.81%
Acquired Fund Fees and Expenses(1)	0.04%
Total Annual Fund Operating Expenses	1.65%
(1)Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not reflect Fund expenses paid indirectly and do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude Acquired Fund Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Young Investor Growth Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Young Investor Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Young Investor Growth Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$168	$520	$897	$1,955

Portfolio Turnover

The Young Investor Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Young Investor Growth Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Young Investor Growth Fund’s performance. During the most recent fiscal year, the Young Investor Growth Fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Principal Investment Strategies

The Young Investor Growth Fund employs a “core-plus” investment approach, which includes an active and passive component. For the Fund’s “passive” component of its strategy, the Fund invests approximately 50% of its assets in exchange-traded funds (“ETFs”) that seek to track the S&P 500® Index (the “Index”) or other broad-based market indices that primarily include stocks of large capitalization U.S. companies. For the Fund’s “active” component, the balance of the Fund is directly invested in common stocks of companies of all market capitalization ranges and is diversified among industries and market sectors. However, the Adviser will primarily seek to invest in common stocks of large-cap companies (those with market capitalizations of at least $10 billion) that the Adviser considers to be high quality, well-known companies that produce products or provide services that are recognized by many investors.
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In selecting individual stock investments, emphasis is placed on those companies that the Adviser believes to have above average long-term growth potential, a history of growth, a competitive advantage, and an established and experienced management team. The Adviser also considers price direction, volume, and relative strength of the issuers of such investments, which the Adviser believes to be harbingers of pending fundamental changes that could lead to more/less institutional ownership. Depending on market conditions and such considerations, the Adviser may at times be very active in turning over the non-ETF portion of the Young Investor Growth Fund’s portfolio. While the Adviser expects that the Fund’s assets will usually be invested approximately 50% in funds (passive component) and 50% in direct investments (active component), these percentages may vary significantly from time to time due to market conditions. The Fund intends to invest at least 30% of its assets in each component under normal market conditions. The Fund may invest up to 10% of its assets in foreign stocks, primarily through American Depositary Receipts (“ADRs”).

A bottom-up approach is used in selecting these investments by evaluating each company on the basis of its financial statements and operations. Factors such as a company’s industry leadership, competitive advantages, earnings growth, profit margins, sales trends, and dividends, as well as technical factors, are scrutinized as part of the Adviser’s analysis.

The combination of investing in a core index component and individual growth companies seeks to diversify the portfolio through the use of ETF investments while providing the Adviser with the opportunity to seek excess returns relative to the index in specific company investments.

The Fund may make short-term investments, without limitation, for defensive purposes, which may provide lower returns than other types of investments.

Principal Risks

Although every effort is made to achieve the Young Investor Growth Fund’s objective of long-term capital growth, the Adviser cannot guarantee that the objective will be attained. You could lose all or a portion of your investment in the Fund as a result of a steep, sudden and/or prolonged market decline. The principal risks include:

•ADR Risk. ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders.
•Equity Securities Risk. Prices of equity securities may fluctuate rapidly and unpredictably in shorter time periods for a variety of reasons, including as a result of political or economic events having little or nothing to do with the performance of the issuers, and there is no guarantee of long-term growth. Equity securities of growth companies may be more volatile and could result in a disproportionate return or loss respective to their benchmarks. Equity securities of technology growth companies, in particular, may be more volatile than equity securities of other companies primarily due to market saturation, price competition and rapid product obsolescence.
•Management Risk. The Adviser’s investment strategy may not achieve the Fund’s objective. The Adviser’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.
•Market Risk. The stock market or stocks and ETFs in the Fund’s portfolio may decline or not increase at the rate anticipated.
•Growth Stock Risk. Growth-oriented funds may under-perform when growth stocks are out of favor.
•Foreign Investment Risk. Foreign investing, involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility and less developed or less efficient trading markets.
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•ETF Risk. ETFs are subject to substantially the same risks as those of their underlying securities or other investments held by the ETF, and investments in ETFs will result in the Fund’s shareholders indirectly bearing a proportionate share of the ETFs’ operating expenses, in addition to the direct expenses of the Fund. Because the value of ETF shares depends on the demand in the market, ETF shares may trade at a discount or premium to the ETF’s net asset value per share.
•Short-Term Investment Risk. The Fund may make short-term investments without limitation in periods when the Adviser determines that a temporary defensive position is warranted. When the Fund is so invested, it may not achieve its investment objective.
•Large Cap Equity Risk. The stocks of large capitalization companies involve risks due to larger, more established companies being unable to respond quickly to new competitive challenges, such as consumer preferences. Larger companies may also not be able to attain the high levels of growth rates or returns similar to those of smaller capitalization companies.
•Small and MidCap Equity Risk. The stocks of small and midcap capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.
•Epidemic Risk. Widespread disease, including pandemics and epidemics have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds’ investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. These disruptions could prevent the Funds from executing advantageous investment decisions in a timely manner and negatively impact the Funds’ ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds.
•Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The coronavirus (COVID-19) global pandemic, which as resulted in a public health crisis, business interruptions, and growth concerns in the U.S. and overseas, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.
•Sector Risk. The Fund’s investments may be focused in securities of a particular sector from time to time. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector or sectors.

Performance

The following bar chart and table show the risks of investing in the Young Investor Growth Fund. The bar chart shows the changes in the Young Investor Growth Fund’s performance from year to year. Also shown are the Young Investor Growth Fund’s highest and lowest quarterly returns. The table below shows the Young Investor Growth Fund’s average annual total returns for certain time periods compared to the returns of the S&P 500® Index, a broad-based securities index. The Young Investor Growth Fund’s past performance, before and after taxes, is not necessarily an indication of how the Young Investor Growth Fund will perform in the future. Updated performance is available on the Fund’s website at www.monetta.com or by calling 1-800-MONETTA.

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Young Investor Growth Fund (MYIFX)
Calendar Year Total Returns (before taxes)

Highest Quarterly Return	21.64% (Quarter ended June 30, 2020)	Lowest Quarterly Return	-19.14% (Quarter ended June 30, 2022)

Average Annual Total Returns (for the periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Return Before Taxes	32.74%	14.09%	10.69%
Return After Taxes on Distributions	30.51%	10.41%	7.91%
Return After Taxes on Distributions and Sale of Fund Shares	20.82%	10.89%	8.23%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	26.29%	15.69%	12.03%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation, and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-exempt, tax-advantaged, or tax-deferred arrangements, such as 401(k) plans, 529 plans, or individual retirement accounts (“IRAs”). Holdings in such accounts may be subject to taxes at a later date.

In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax benefit to the investor.

Investment Adviser

Monetta Financial Services, Inc. is the investment adviser to the Young Investor Growth Fund.

Portfolio Managers

Robert S. Bacarella, Chairman, President, Chief Executive Officer, and Director of the Adviser, has been the Portfolio Manager of the Young Investor Growth Fund since its inception in 2006.

Robert J. Bacarella, CPA, Vice President, Treasurer, Chief Financial Officer, and Director of the Adviser, has been the Co-Portfolio Manager of the Young Investor Growth Fund since 2009.

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Purchase and Sale of Fund Shares

Investors may purchase or redeem Young Investor Growth Fund shares on any business day by wire transfer, by telephone at 1-800-MONETTA or by mail to:

Regular Mail Monetta Funds c/o U.S. Bank Global Fund Services P.O. Box 701 Milwaukee, WI 53201-0701	Overnight Deliver Monetta Funds c/o U.S. Bank Global Fund Services 615 East Michigan Street, Third Floor Milwaukee, WI 53202-5207

The minimum initial and subsequent investment amounts are as follows:

Type of Account	Minimum Initial Investments	Subsequent Investments
Regular, Retirement, and Coverdell Education Savings Accounts	$1,000	No minimum
Automatic Investment Plan (AIP)	$25	$25 per month

Tax Information

The Young Investor Growth Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-exempt, tax-advantaged, or tax-deferred arrangement, such as a 401(k) plan, 529 plan, or IRA. Distributions on investments made through such accounts may be taxed later upon withdrawal of monies from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a financial adviser or bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Investment Objective, Principal Investment Strategies and Risks
and Portfolio Holdings

The Monetta Fund and the Young Investor Growth Fund each employ an investment approach that seeks to generate a competitive long-term capital growth over a complete business cycle (approximately three to five years) when compared to the broader stock market indices. The Young Investor Growth Fund uses a “core/plus” approach that includes a passive component, which seeks to minimize performance variance relative to the market, while the active portion seeks to outperform the market return over the long-term.

With both Funds, the Adviser’s emphasis is on common stocks that the Adviser believes to have above average long-term growth potential, a history of growth, a competitive advantage, and an experienced management team.

In their investments in equity securities, the Monetta Fund and Young Investor Growth Fund each pursue a selling discipline to preserve capital gains and limit losses. A security will not be sold purely on price appreciation or decline. A security will normally be sold if it becomes less attractive compared to a new stock idea, or company fundamentals deteriorate with little perceived prospect for improvement within a reasonable time frame. The actual timing of the sale of a security may be affected by liquidity constraints or other factors affecting the market for that security. This selling discipline may result in higher than average portfolio turnover, which may be exacerbated by extraordinary market conditions.

The securities in which the Monetta Fund and the Young Investor Growth Fund invest will be listed on a national securities exchange or traded on an over-the-counter market.

The Funds’ investment restrictions are detailed in the Statement of Additional Information (“SAI”). Each Fund’s investment objective, but not the strategy employed in pursuing it, is a fundamental policy that may not be changed without shareholder approval.

Investment Objectives and Principal Investment Strategies

Monetta Fund

The Monetta Fund seeks long-term capital growth, which is a fundamental investment objective. It pursues this objective by investing in those industry sectors and companies that the Adviser believes offer above average long-term growth potential.

The Fund’s investment approach is based on the belief that the markets are more efficient today than at any time in the past, both in terms of real-time information and internet access. The Adviser believes that “changing investor expectations” is what drives stock prices with price direction and volume tending to be leading indicators. The Adviser also focuses on improving company fundamentals in terms of exceeding analyst forecasts and improved company guidance. The Adviser controls risk through diversification and constantly monitoring price levels with the objective of realizing gains or minimizing losses.

The Monetta Fund is the successor to Monetta Fund, Inc. (the “Predecessor Monetta Fund”) as a result of the reorganization of the Predecessor Monetta Fund into the Monetta Fund, a series of Monetta Trust, on April 30, 2013. Accordingly, information regarding the performance and operations of the Fund for periods prior to April 30, 2013 represents the performance of the Predecessor Monetta Fund. The Predecessor Monetta Fund was also advised by the Adviser and had the same investment objective and strategies as the Fund.

Young Investor Growth Fund

The Young Investor Growth Fund seeks long-term capital growth, which is a fundamental investment objective. The Fund typically invests approximately 50% of its assets in ETFs and other funds that seek to track the S&P 500® Index or other broad-based market indices that primarily include stocks of large capitalization U.S. companies.

The S&P 500® Index is composed of U.S. common stocks that represent approximately 80% of the total market value of all U.S. common stocks and are selected to reflect the risk and return characteristics of the broader large cap equity market. The Fund is neither sponsored by nor affiliated with S&P Dow Jones Indices, LLC. The Fund seeks to remain invested in ETFs that track the Index even when the Index is declining. Under normal market conditions, the Fund seeks
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to exceed the total return of the Index by investing the remaining assets in individual stocks that the portfolio manager believes to have above average growth potential.

In its investments in equity securities, the Young Investor Growth Fund pursues primarily a “buy and hold” approach. A security will not be sold purely on price appreciation or decline. A security will normally be sold if it becomes less attractive compared to a new stock idea, or company fundamentals deteriorate (such as revenue and earnings growth and balance sheet weakness) with little perceived prospect for improvement within a reasonable time frame. The actual timing of the sale of a security may be affected by liquidity constraints or other factors affecting the market for that security. Because the non-ETF portion of the Fund’s portfolio may not track the performance of the ETF portion of the Fund’s portfolio, from time to time the non-ETF portion of the Fund’s portfolio may be significantly more or less than 50% of the Fund’s assets.

Additional Information Concerning Principal Investment Strategies

All investments, including those in mutual funds, have risks. No investment is suitable for all investors. The risks inherent in each fund depend primarily upon the types of securities in the fund’s portfolio, as well as on market conditions. There is no guarantee that a fund will achieve its objective or that the managers’ investment strategies will be successful. There is a risk that you could lose all or a portion of your investment in a fund as a result of a steep, sudden, and/or prolonged market decline. If the value of the Fund’s portfolio decreases, the Fund’s net asset value (NAV) would also decrease, which means, if you sold your shares, you would receive less money.

Monetta Fund is designed for long-term investors who can accept the fluctuations in portfolio value and other risks associated with seeking capital growth through investment in common stocks. Common stocks tend to be more volatile than other investment choices.

Young Investor Growth Fund is designed for long-term investors who can accept the fluctuations in portfolio value and other risks associated with seeking capital growth through investment in common stocks. Common stocks tend to be more volatile than other investment choices. An emphasis on the purchase of individual stocks of large companies that are recognized by many investors may also be a risk if the sectors in which they operate underperform, which can be significantly affected by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.

Short-Term Investments. To earn a return on uninvested assets, meet anticipated redemptions, or for temporary defensive purposes, each Fund may invest a portion of its assets in short-term securities, including U.S. government securities and investment grade corporate debt securities. Unless otherwise specified, a short-term debt security has a maturity of one year or less.

Principal Investment Risks

The following principal investment risks apply to each Fund unless otherwise indicated.

ADR Risk. ADRs, which are typically issued by a bank, are certificates that evidence ownership of shares of a foreign company and are alternatives to purchasing foreign securities directly in their national markets and currencies. ADRs are subject to the same risks as direct investment in foreign companies and involve risks that are not found in investments in U.S. companies. In addition to the risks of investing in foreign securities discussed below, there is no guarantee that an ADR issuer will continue to offer a particular ADR. As a result, the Fund may have difficulty selling the ADR, or selling them quickly and efficiently at the prices at which they have been valued. In a sponsored ADR arrangement, the foreign company assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign company assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the foreign company, available information concerning the foreign company may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. ADRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading. Certain ADRs are not listed on an exchange and therefore may be considered to be illiquid.

ADR Currency Risk. To establish a value for the shares, the issuer establishes a “conversion rate” equal to one share of an ADR for a certain number of shares of the stock of a foreign company. This “conversion rate” establishes a universal monetary relationship between the value of the ADR and the local currency of the foreign company stock.
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Although an ADR is priced in the US dollar, in order to preserve the uniformity of the established “conversion rate,” movements in the exchange rate of the local currency versus the US dollar are automatically reflected in the price of the ADR in US dollars. Therefore, even if the price of the foreign security does not change on its market, if the exchange rate of the local currency relative to the US Dollar declines, the ADR price would decline by a similar measure.

Equity Securities Risk. Common stocks represent an equity interest in a corporation. Although common stocks have a history of long-term growth in value, their prices may fluctuate rapidly and unpredictably in shorter time periods for a variety of reasons, including as a result of political or economic events having little or nothing to do with the performance of the issuers, and there is no guarantee of continued long-term growth. The securities of smaller companies, as a class, have had periods of favorable results and other periods of less favorable results compared to the securities of larger companies as a class. Stocks of small to mid-size companies tend to be more volatile and less liquid than stocks of large companies. Smaller companies, as compared to larger companies, may have a shorter history of operations, may not have as great an ability to raise additional capital, may have a less diversified product line making them susceptible to market pressure and may have a smaller public market for their shares. Equity securities of growth companies may be more volatile and could result in a disproportionate return or loss respective to their benchmarks. Equity securities of technology growth companies, in particular, may be more volatile than equity securities of other companies primarily due to market saturation, price competition and rapid product obsolescence.

ETFs Risk. ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares may be listed and traded on U.S. stock exchanges. The Young Investor Growth Fund may invest a substantial amount of its assets in ETFs and will be subject to substantially the same risks as those associated with the direct ownership of the securities or other investments held by the ETF or comprising the index on which the ETF is based, and the value of the Fund’s investment will fluctuate in response to the performance of such securities or other investments. Additionally, pooled investment vehicles designed to track an index may suffer from some amount of “tracking error.” Tracking error is the difference between the performance of a fund and the performance of its underlying index. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium and the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, which could adversely affect the Fund’s performance. ETFs typically incur their own advisory fees and operating expenses that are separate from those of the Young Investor Growth Fund. Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that the Fund’s shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses.

Foreign Investment Risk. Investments in securities of foreign issuers are subject to currency risk and country-specific risks such as political, diplomatic, regional conflicts, terrorism, war, social and economic instability and policies that have the effect of decreasing the value of foreign securities. Foreign countries may be subject to different trading settlement practices, less government supervision, less publicly available information, limited trading markets and greater volatility than U.S. investments.

Growth Stock Risk. Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized. Growth stock prices also tend to be more volatile than the overall market.

Management Risk. The net asset value of the Fund changes daily based on the performance of the securities in which it invests. The Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests may prove to be incorrect and may not produce the desired results. There can be no assurance that the securities selected by the Adviser will produce positive returns.

Short-Term Investment Risk. The Funds may make short-term investments without limitation in periods when the Adviser determines that a temporary defensive position is warranted. When a fund is so invested, it may not achieve its investment objective. Such investments may be in U.S. government securities, certificates of deposit, bankers’ acceptances and other obligations of domestic banks having total assets of at least $500 million and which are regulated by the U.S. government, its agencies or instrumentalities; commercial paper rated in the highest category by a recognized rating agency; and demand notes comparable in quality, in the Adviser’s judgment, to commercial paper rated in the highest category.

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Small and MidCap Equity Risk. The stocks of small and midcap capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general. The earnings and prospects of small and midcap sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and midcap sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Large Cap Equity Risk. The stocks of larger companies may underperform relative to those of small and mid‑sized companies. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. Many larger companies may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. The coronavirus (COVID-19) global pandemic, which as resulted in a public health crisis, business interruptions, and growth concerns in the U.S. and overseas, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.
Sector Risk. The Fund’s investments may be focused in securities of a particular sector from time to time. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector or sectors.

Portfolio Holdings Information

A description of the Funds’ policies and procedures with respect to disclosure of each Fund’s portfolio holdings is available in the Funds’ Statement of Additional Information (“SAI”) and on the Funds’ website at www.monetta.com.

Management of the Funds

Investment Adviser

Monetta Financial Services, Inc. is the investment adviser to the Funds. The Adviser’s address is 1776‑A S. Naperville Road, Suite 100, Wheaton, IL 60189 (Telephone: 1-630-462-9800). The Adviser is a Delaware corporation, incorporated on January 13, 1984. The Adviser has managed the Predecessor Monetta Fund since inception in 1986 and the Monetta Trust since inception in 1993. The Adviser is controlled by Robert S. Bacarella, the President and Founder of the Funds. As of December 31, 2023, the Adviser managed approximately $110 million.

Subject to the overall authority of the Board, the Adviser manages the business affairs and investments of the Funds under an investment advisory agreement. Each year the Board considers whether to continue and renew the investment advisory agreement for each Fund. A discussion regarding the basis of the Board’s approval of each Fund’s investment advisory agreement with the Adviser is available in its Annual Report to Shareholders for the most recent year ended December 31.
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The Adviser receives a monthly fee from each Fund based on that Fund’s average net assets, computed and accrued daily. The annual management fee rate paid to the Adviser by the Young Investor Growth Fund is 0.55%.

For the Monetta Fund, the management fee rate is:

Monetta Fund
First $300 million in Net Assets	0.95%
Next $200 million in Net Assets	0.90%
Net Assets over $500 million	0.85%

For the fiscal year ended December 31, 2023, the Adviser received management fees as a percentage of each Fund’s average net assets as follows:

Monetta Fund	Young Investor Growth Fund
0.95%	0.55%

Portfolio Managers

The Funds are managed through the use of co-managers. Mr. Robert S. Bacarella and Mr. Robert J. Bacarella co-manage the Monetta Fund and Young Investor Growth Fund and are jointly and primarily responsible for the day-to-day management of the Funds.

Mr. Robert S. Bacarella is Chairman, President, Chief Executive Officer, and Director of the Adviser, which he founded in 1984, and has been a Portfolio Manager of the Predecessor Monetta Fund since 1986 and the Young Investor Growth Fund (formerly, the Core Growth Fund) since 2006.

Mr. Robert J. Bacarella, CPA is Vice President, Treasurer, Chief Financial Officer, and Director of the Adviser, which he joined in 2008. He has been a Co-Portfolio Manager of each Fund since 2009.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and their ownership in the respective Fund(s) they manage.

Shareholder Information

Valuation of Fund Shares

Equity securities held in the Funds’ portfolios are generally valued at their market prices. If the price for a particular security is not available or the quote is determined not to represent fair value, the Adviser calculates a fair value for the security based on procedures established by the Trust’s Board of Trustees (the “Board”).

Each Fund’s share price is known as its net asset value (“NAV”). Each Fund’s NAV is determined by dividing the net assets of the Fund (total assets less liabilities) by the number of shares outstanding. Each Fund’s net assets include expenses and fees of the Fund. The expenses of a Fund, which include the management fee, operating expenses, administration and other fees, are accrued daily. Each Fund’s NAV is calculated as of the close of regular trading (currently 3:00 p.m. Central Time) on each day that the New York Stock Exchange (“NYSE”) is open for business.

With respect to non-U.S. securities held by a Fund, the Fund may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by a Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time a Fund prices its shares, the value a Fund assigns to foreign securities may not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, a Fund may consider the performance of securities on its primary exchanges, foreign currency appreciation/depreciation, securities market movements in the United States, or other relevant information as related to the securities.

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Shareholder transaction orders received in good form (as described below under “Purchase of Fund Shares”) by the Funds’ transfer agent or authorized financial intermediary, by the close of regular trading on the NYSE, will be processed at that day’s NAV.

The Funds may also authorize one or more financial intermediaries to accept purchase and redemption orders on their behalf (“Authorized Intermediaries”). Authorized Intermediaries are authorized to designate other Authorized Intermediaries to accept orders on a Fund’s behalf. An order is deemed to be received when a Fund or an Authorized Intermediary accepts the order.

Purchase of Fund Shares

You may open an account in a Fund with a minimum initial investment of $1,000 (with no minimum additional investment amount required). If you enroll in the Automatic Investment Plan, the minimum initial investment is reduced to $25 subject to a subsequent minimum monthly investment of $25. The Funds reserve the right to change the investment minimums, and the investment minimums may be waived at the discretion of the Adviser.

Fund shares may be purchased directly or through an intermediary, such as a broker, bank, investment adviser, or other financial institutions, which has entered into a selling agreement with Quasar Distributors, LLC. Intermediaries may charge you a fee and may set their own initial and subsequent investment minimums.

You may purchase shares of any of the Funds by completing an Account Application. Your order will not be accepted until the completed Account Application is received by the Transfer Agent, in good form. “Good form” means that your purchase request includes (1) the name of the Fund, (2) the dollar amount of shares to be purchased, (3) your purchase application or investment stub, and (4) a check payable to the Monetta Funds. Account Applications will not be accepted unless they are accompanied by payment in U.S. dollars, drawn on a U.S. financial institution. The Funds will not accept payment in cash or money orders. In addition, to prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. Although the Funds do not normally allow shareholder account funding by third-party checks, it may allow such funding in the following instances: (i) IRA rollovers, (ii) trusts, (iii) gifts, or (iv) business accounts. The Funds are unable to accept post-dated checks, or any conditional order or payment. If any payment is returned for any reason, a $25 fee will be assessed against your account. You will also be responsible for any losses suffered by a Fund as a result. The Funds do not issue share certificates. Each Fund reserves the right to accept or reject any purchase in whole or in part.

Shares of the Funds have not been registered for sale outside of the United States. The Funds generally do not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

Patriot Act
The Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 requires financial institutions, including the Funds, to adopt certain policies and programs to detect and prevent money laundering activities, including procedures to verify the identity of customers opening new accounts. When completing a new Account Application, you will be required to supply your full name, date of birth, social security number and permanent street address to assist in verifying your identity. Mailing addresses containing only a P.O. Box will not be accepted. Until such verification is made, the Funds may temporarily limit transactions or close an account if they are unable to verify a shareholder’s identity. As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

If a Fund does not have a reasonable belief of the identity of a shareholder, the Account Application will be rejected or you will not be allowed to perform a transaction on the account until such information is received. In the rare event that the Transfer Agent is unable to verify your identity, the Fund reserves the right to redeem your account at the current day’s net asset value.

If you are opening an account in the name of a certain legal entity (e.g., a partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners of the legal entity. Accounts opened by entities, such as corporations, limited liability companies, partnerships or trusts, will require additional documentation.

Purchase by Mail
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To purchase a Fund’s shares by mail, simply complete and sign the Account Application and mail it, along with a check made payable to the Monetta Funds to:

Regular Mail	Overnight Delivery
Monetta Funds	Monetta Funds
c/o U.S. Bank Global Fund Services	c/o U.S. Bank Global Fund Services
P.O. Box 701	615 E. Michigan Street, Third Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202-5207

Note: The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Funds. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.

Purchase by Telephone
If your account has been open for at least 7 business days, and you did not decline “Telephone and Internet Options” on your Account Application, you may purchase additional shares by telephoning the Fund toll-free at 1-800-MONETTA. Telephone orders will be accepted via electronic funds transfer from your pre-designated bank account through the Automated Clearing House (“ACH”) network. You must have banking information established on your account prior to making a purchase by telephone. Only bank accounts held at domestic institutions that are ACH members may be used for telephone transactions. If your order is received prior to 3:00 p.m., Central time, shares will be purchased at the NAV next calculated. For security reasons, requests by telephone will be recorded. You may not make your initial purchase of a Fund’s shares by telephone. During periods of high market activity, you may encounter higher than usual wait times. Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close. If you are unable to contact the Funds by telephone, you may make your purchase request in writing. Once a telephone transaction has been placed, it cannot be cancelled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time).

Purchase by Wire
If you are making an initial investment in a Fund, before you wire funds, please contact the Funds by phone to make arrangements with a telephone service representative to submit your completed Account Application via mail, overnight delivery or facsimile. Upon receipt of your completed Account Application, your account will be established and a service representative will contact you to provide you with an account number and wiring instructions. You may then instruct your bank to initiate the wire. Prior to sending the wire, please call the Funds at 1-800-MONETTA to advise them of the wire and to ensure proper credit upon receipt. Your bank must include the Fund’s name, your name and your account number so that your wire can be correctly applied.

If you are making a subsequent purchase, your bank should wire funds as indicated below. Before each wire purchase, please contact the Funds to advise of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire. It is essential that your bank include the name of the Fund and your name and your account number in all wire instructions. If you have questions about how to invest by wire, you may call the Funds. Your bank may charge you a fee for sending a wire to a Fund.

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Your bank should transmit funds by wire to:

U.S. Bank N.A.
777 East Wisconsin Ave.
Milwaukee, WI 53202
ABA Number: 075000022
Credit: U.S. Bancorp Fund Services, LLC
Account: 112-952-137
Further Credit: Monetta Funds
(Your Name/Account Registration)
(Your Monetta Account Number and the Fund name)

Wired funds must be received prior to 3:00 p.m. Central time, to be eligible for same day pricing. Neither the Funds nor U.S. Bank N.A., the Funds’ custodian, is responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions. If you have questions about how to invest by wire, you may call the Funds.

Purchase through a Financial Intermediary
You may be able to buy and sell shares of each Fund through certain financial intermediaries and their agents that have made arrangements with the Fund and are authorized to buy and sell shares of the Fund (collectively, “Financial Intermediaries”). Your order will be priced at the applicable Fund’s NAV next computed after it is received by a Financial Intermediary. A Financial Intermediary may hold your shares in an omnibus account in the Financial Intermediary’s name and the Financial Intermediary may maintain your individual ownership records. A Fund may pay the Financial Intermediary for maintaining individual ownership records as well as providing other shareholder services. Financial Intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Financial Intermediaries are responsible for placing your order correctly and promptly with a Fund, forwarding payment promptly, as well as ensuring that you receive copies of the Funds’ Prospectus. If you transmit your order to these Financial Intermediaries before the close of regular trading (generally 3:00 p.m., Central time) on each day that the NYSE is open for business, your order will be priced at a Fund’s NAV next computed after it is received by the Financial Intermediary. Investors should check with their Financial Intermediary to determine if it is subject to these arrangements.

Automatic Investment Plan

The Funds have an Automatic Investment Plan that permits an existing Shareholder to purchase additional shares of any fund (minimum $25 per transaction) at regular intervals. Under the Automatic Investment Plan, shares are purchased by transferring funds from a Shareholder’s checking or savings account in an amount of $25 or more designated by the Shareholder. At your option, the account designated will be debited and shares will be purchased on the date elected by the Shareholder. Payroll deduction is available for certain qualifying employers - please call 1-800-MONETTA for further information. If the date elected by the Shareholder is not a business day, funds will be transferred the next business day thereafter. Only an account maintained at a domestic financial institution that is an Automated Clearing House member may be so designated. To establish an Automatic Investment Plan, complete the “Automatic Investment Plan” section of the Application and send it to the Transfer Agent. You may cancel this privilege or change the amount of purchase at any time by calling 1-800-MONETTA or by mailing instructions to the Transfer Agent. The change will be effective five calendar days following receipt of your notification by the Transfer Agent. A Fund may modify or terminate this privilege at any time or charge a service fee, although no such fee currently is contemplated. However, a $25 fee will be imposed by the Transfer Agent if the automatic transaction is rejected or cannot be completed.

Systematic Exchange Plan

The Funds offer a Systematic Exchange Plan whereby a Shareholder may automatically exchange shares (in increments of $1,000 or more) of one fund into an identically registered account in any other fund of the Monetta Trust, on any day, either monthly or quarterly.

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Shares may be exchanged at each Fund’s respective net asset value without any additional charge. If you decide to exchange your shares, send a written unconditional request for the exchange. A signature guarantee is not required for such an exchange. However, if shares are also redeemed for cash in connection with the exchange transaction, a signature guarantee may be required (See “Redemption of Fund Shares”). Your dealer may charge an additional fee for handling an exchange transaction.

For additional information and a Systematic Exchange Plan form, please call the Transfer Agent at 1-800-MONETTA. Before participating in the Systematic Exchange Plan, an investor should consult a tax or other financial adviser to determine the tax consequences of participation.

Redemption of Fund Shares

In general, orders to sell or “redeem” shares may be placed either directly with the Funds or with the same Financial Intermediary that placed the original purchase order in accordance with the procedures established by that Financial Intermediary. Your financial institution is responsible for sending your order to the Transfer Agent and for crediting your account with the proceeds. You may redeem part or all of a Fund’s shares on any business day that the Fund calculates its NAV. To redeem shares with a Fund, you must contact the Fund either by mail or by phone to place a redemption order. You should request your redemption prior to market close to obtain that day’s closing NAV. Redemption requests received after the close of the NYSE will be treated as though received on the next business day. The Funds typically expect to meet redemption requests in all market conditions through the use of their holdings of cash or cash equivalents or the sale of portfolio assets.

Redemption by Mail
You may redeem a Fund’s shares by simply sending a written request to the Fund. Please provide the Fund’s name, your name, account number and state the number of shares or dollar amount you would like redeemed. The letter should be signed by all shareholders whose names appear on the account registration. Please have the signature(s) guaranteed, if applicable. (Please see “Account and Transaction Policies” below). Redemption requests will not become effective until all documents have been received in good form by a Fund. Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions, or trust documents indicating proper authorization). Shareholders should contact the Funds for further information concerning documentation required for redemption of Fund shares.

Shareholders who invest through an IRA or other retirement plan must indicate on their written redemption request whether to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to a 10% withholding tax.

You should send your redemption request to:

Regular Mail	Overnight Delivery
Monetta Funds	Monetta Funds
c/o U.S. Bank Global Fund Services	c/o U.S. Bank Global Fund Services
P.O. Box 701	615 E. Michigan Street, Third Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202-5207

Note: The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Funds. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.

Redemption by Telephone or Wire
Unless you declined telephone options on the Account Application, you may redeem shares by telephone. You may request telephone redemption privileges after your account is opened; however, the written authorization may require a separate signature guarantee. Contact the Transfer Agent at 1-800-MONETTA for further instructions. The telephone redemption privilege applies to regular investment accounts as well as to IRA and other retirement plan accounts.
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Investors will be asked whether or not to withhold taxes from any distribution. IRA investors should carefully consider the tax implication of redeeming shares before exercising a redemption by telephone or by written request. During periods of high market activity, you may encounter higher than usual wait times. Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close. If you are unable to contact the Fund by telephone, you may make your redemption request in writing. Once a telephone transaction has been placed, it cannot be canceled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time).

You may redeem shares for amounts up to $50,000 by calling the Funds at 1-800-MONETTA prior to the close of trading on the NYSE, generally 3:00 p.m., Central time. Redemption proceeds will be sent on the next business day to the mailing address that appears on a Fund’s records. Per your request, redemption proceeds may be wired or may be sent by electronic funds transfer via the ACH network to your pre-designated bank account, however, most ACH transfers require two days for the bank account to receive credit. If payment of redemption proceeds is to be made by wire, a $15 wire fee will be applied. Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 15 days before the redemption request.

Prior to executing instructions received to redeem shares by telephone, the Funds will use reasonable procedures to confirm that the telephone instructions are genuine. The telephone call may be recorded and the caller may be asked to verify certain personal identification information. If the Funds or their agents follow these procedures, they cannot be held liable for any loss, expense, or cost arising out of any telephone redemption request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request. If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person. The Funds may change, modify or terminate these privileges at any time upon at least a 60-day notice to shareholders.

Redemption through a Financial Intermediary
You may redeem a Fund’s shares through your Financial Intermediary. Redemptions made through a Financial Intermediary may be subject to procedures established by that institution. Your Financial Intermediary is responsible for sending your order to a Fund and for crediting your account with the proceeds. For redemption through Financial Intermediaries, orders will be processed at the NAV per share next effective after receipt by the Financial Intermediary of the order. Please keep in mind that your Financial Intermediary may charge additional fees for its services.

Systematic Withdrawal Program

You may also redeem a Fund’s shares through the Funds’ Systematic Withdrawal Program (“SWP”). Under the SWP, Shareholders or their brokers may request that redemption proceeds in a predetermined amount be sent to them periodically. In order to participate in the SWP, your account balance must be at least $10,000 and each withdrawal amount must be for a minimum of $500 per period. If you elect this method of redemption, a Fund will send a check directly to your address of record, or will send the payment directly to your bank account via electronic funds transfer through the ACH network. For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account. The SWP may be terminated or modified by a shareholder or a Fund at any time without charge or penalty. You may also elect to terminate your participation in this program at any time by contacting a Fund at least 5 days prior to the next withdrawal.

A withdrawal under the SWP involves a redemption of shares of a Fund, and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted. To establish the SWP, complete the “Systematic Withdrawal Plan” Application on the Account Options Form. Please call 1-800-MONETTA for additional information regarding the Funds’ SWP.

Account and Transactions Policies

Payment of Redemption Proceeds
Payment of redemption proceeds for all methods of payment will be made promptly, typically within one to two days, and in any event not later than seven days after the receipt of a redemption request in proper form as discussed in this Prospectus.

Timing of Redemption Requests
Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to 15 calendar
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days from the purchase date. Once the payment for the purchase clears, redemption proceeds will be processed and sent to the shareholder. This delay will not apply if you purchased your shares via wire payment. Furthermore, there are certain times when you may be unable to sell a Fund’s shares or receive proceeds. Specifically, a Fund may suspend the right to redeem shares or postpone the date of payment upon redemption for more than seven calendar days (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (2) for such other periods as the SEC may permit for the protection of a Fund’s shareholders.

Redemption requests will be sent to the address of record. The Funds will not be responsible for interest lost on redemption amounts due to lost or misdirected mail. If the proceeds of a redemption are requested to be sent to an address other than the address of record, or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature guaranteed.

Low Balance Accounts
Because of the relatively high cost of maintaining smaller accounts, if for any reason, including general stock market declines, your balance falls below $1,000 and you are not enrolled in the AIP, you may be given 30 days’ notice to reestablish the minimum balance or sign up for the AIP. If you do not respond to the notice within the stated time period, the Funds reserve the right to sell all of your shares and send the proceeds to you. Your shares will be sold at the NAV on the day your fund position is closed. Certain fund positions are not subject to these balance requirements and will not be closed for failure to maintain a minimum balance.

Redemption In-Kind
Each Fund reserves the right to pay redemption proceeds to you in whole or in part by a distribution of securities from a Fund’s portfolio (a “redemption in-kind”). It is not expected that a Fund would do so except during unusual conditions. To the extent feasible, the Fund intends to pay redemptions in kind with a pro rata allocation of the Fund’s portfolio securities. If a Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash. A redemption in-kind is treated as a taxable transaction and a sale of the redeemed shares, generally resulting in capital gain or loss to you, subject to certain loss limitation rules.

Market Timing
The Board has adopted policies and procedures (discussed below) with respect to the frequent purchase and redemption of shares in the Funds. It is the policy of the Funds to discourage, take reasonable steps to deter or minimize, and not accommodate, to the extent practical, frequent purchases and redemptions of shares of the Funds. Although there is no assurance that the Funds will be able to detect or prevent frequent trading or market timing in all circumstances, the Funds monitor trading activity within specific time periods on a regular basis in an effort to detect frequent, short-term or other inappropriate trading.

The Funds do not permit market timing or other abusive trading practices. Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm performance of the Funds. To minimize harm to the Funds and their shareholders, we reserve the right to reject any purchase order from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the Funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. These policies and procedures are applied consistently and uniformly to all of the Funds’ shareholders.

Although the Funds do not knowingly permit market timing of our Funds, we receive purchase and sale orders through financial intermediaries and cannot always know or reasonably detect excessive trading that may be facilitated through these intermediaries. We rely on the intermediaries to have procedures in place to assure that our policies are followed.

The Funds may temporarily or permanently terminate the exchange privilege of any person or group, if the Funds conclude that the purchase will be harmful to existing shareholders or inconsistent with its market timing policies and procedures. Trading activity is monitored on a regular basis in an effort to detect frequent, short-term or other inappropriate trading. The Funds may deem a sale of Fund shares to be abusive if sale is made within 30 days of a purchase, if such sales happen more than once a year.

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Service Fees
Subject to Board approval, each Fund may pay service fees to intermediaries such as banks, broker-dealers, financial advisers or other financial institutions for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

The Adviser, out of its own resources, and without additional cost to a Fund or its shareholders, may also provide additional cash payments or non-cash compensation to intermediaries who sell shares of a Fund or provide services to a Fund’s shareholders. Such payments and compensation would be in addition to any services fees paid by a Fund. These additional cash payments would generally be made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries as an expense reimbursement in cases where the intermediary provides shareholder services to a Fund’s shareholders.

Householding
In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household (“householding”). If you would like to opt out of householding or, once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-MONETTA to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

Lost Shareholders, Inactive Accounts and Unclaimed Property
It is important that the Funds maintain a correct address for each shareholder. An incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Funds. Based upon statutory requirements for returned mail, the Funds will attempt to locate the shareholder or rightful owner of the account. If the Funds are unable to locate the shareholder, then it will determine whether the shareholder’s account can legally be considered abandoned. Your mutual fund account may be transferred to the state government of your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws. The Funds are legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The shareholder’s last known address of record determines which state has jurisdiction. Please proactively contact the Transfer Agent toll-free at 1-800-MONETTA at least annually to ensure your account remains in active status.

If you are a resident of the state of Texas, you may designate a representative to receive notifications that, due to inactivity, your mutual fund account assets may be delivered to the Texas Comptroller. Please contact the Transfer Agent if you wish to complete a Texas Designation of Representative form.

Signature Guarantees

The Transfer Agent may require a signature guarantee for certain other redemption requests. Signature guarantees can be obtained from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”), but not from a notary public. A signature guarantee, from either a Medallion program member or a non-Medallion program member, of each owner is required in the following situations:

•If ownership is being changed on your account;
•When redemption proceeds are payable or sent to any person, address or bank account not on record;
•Any redemption transmitted by federal wire transfer to a bank other than the bank of record;
•When a redemption request is received by the Transfer Agent and the account address has changed within the last 15 calendar days;
•For all redemptions in excess of $50,000 from any shareholder account.

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Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

In addition to the situations described above, the Funds and/or the Transfer Agent reserve the right to require a signature guarantee or other acceptable signature verification in other instances based on the circumstances relative to the particular situation. The Funds reserve the right to waive any signature guarantee requirement at their discretion.

Rule 12b-1 Fees

The Trust has adopted a Service and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940 for the Young Investor Growth Fund. The Young Investor Growth Fund may compensate service organizations for their accounting, shareholder services and distribution services in amounts up to 0.25% of the average daily net asset value of the Fund. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information on the Plan, please see the Statement of Additional Information.

Distributions and Taxes

Dividends and Distributions
The Monetta Fund and Young Investor Growth Fund declare and pay income dividends, if any, at least annually. Capital gains, if any, are distributed by each Fund at least annually. Distributions of a Fund are automatically reinvested in additional shares of that Fund unless you elect payment in cash. Cash dividends can be sent to you by check or deposited directly into your bank account. Call the Transfer Agent at 1-800-MONETTA for more information and forms to sign up for direct deposit.

Each Fund is a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a “regulated investment company” under the Internal Revenue Code and, thus, not be subject to federal income taxes on amounts it distributes to shareholders.

Each Fund will distribute all of its net income and gains to shareholders. Dividends from investment income and net short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are taxable as long-term gains, regardless of the length of time you have held your shares in a Fund. Distributions will be taxable to you whether received in cash or reinvested in shares of a fund. You will be advised annually as to the source of your distributions for tax purposes. If you are not subject to income taxation, you will not be required to pay tax on amounts distributed to you. If you purchase shares shortly before a record date for a distribution, you will, in effect, receive a return of a portion of your investment, but the distribution will be taxable to you even if the net asset value of your shares is reduced below your cost. However, for federal income tax purposes, your original cost would continue as your tax basis.

The money a Fund earns, either as net investment income or as net realized capital gains, is reflected in its share price until it distributes the money. At that time, the amount of the distribution is deducted from the share price. Because of this, if you buy shares of a Fund just before it makes such a distribution of taxable income, you will end up getting some of your investment back as a taxable distribution. You can avoid this situation by waiting to invest until after the record date for the distribution. From time to time, each Fund may make significant distributions of taxable income to its shareholders.

Generally, if you are an exempt investor, there are no current tax consequences to you from distributions.

On the Account Application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the Internal Revenue Service (“IRS”). If you are subject to backup withholding or you did not provide your correct taxpayer identification number, the IRS will require the Funds to withhold a percentage of any dividend and redemption proceeds. The current withholding rate is 24%.

If you wish to change your distribution option, write to or call the Funds at least five days prior to the record date of the next distribution. Normally, distributions are taxable events for shareholders whether the distributions are received in cash or reinvested. If you elect to receive distributions and/or capital gains paid in cash, and the U.S. Postal Service cannot
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deliver the check, or if a check remains outstanding for six months, each Fund reserves the right to reinvest the distribution check in your account, at a Fund’s current NAV, and to reinvest all subsequent distributions.

Taxes
The dividends and other distributions of a Fund are taxable to shareholders, unless your investment is in a tax-exempt, tax-advantaged, or tax-deferred account, certain of which may be subject to taxes at a later date. You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional shares of a Fund.

By law, each Fund must withhold a percentage of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the IRS instructs a Fund to do so.

If you sell or exchange your Fund shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, and any other adjustments to your tax basis for your shares, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

Distributions of net capital gains from the sale of investments that a Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable to you as long-term capital gains, regardless of the length of time you have held your Fund shares. Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable to you as ordinary income. Under current law, distributions of investment income designated by a Fund as derived from “qualified dividend income” will generally be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided the holding period and other requirements are met at both the shareholder and Fund level.

This summary is not intended to be and should not be construed to be legal or tax advice to any current or prospective holder of a Fund’s shares. You should consult your own tax adviser to determine the tax consequences of owning shares of a Fund.

Tax-Sheltered Retirement Plans

The Adviser offers various tax-sheltered retirement plans. Please call 1-800-MONETTA for booklets describing the following programs and the forms needed to establish them:

Individual Retirement Accounts (IRAs) for employed individuals and their non-employed spouses.

Coverdell Education Savings Account (formerly Education IRA), providing tax-free earnings growth and tax-free withdrawals for certain higher education expenses (contributions not deductible).

Roth IRA, providing tax-free earnings growth and tax-free withdrawals with greater flexibility, under certain circumstances, than Traditional IRAs (contributions not deductible).

Savings Incentive Match Plans (Simple-IRAs) permitting employers to provide retirement benefits, including salary deferral, to their employees using IRAs and minimizing administration and reporting requirements.

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Financial Highlights

The financial highlights tables are intended to help you understand the Funds’ financial performance for the past five years through December 31 for each year shown. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each of the Funds (assuming reinvestment of all dividends and distributions). The information in the tables below has been derived from the Funds’ financial statements, which were audited by Cohen & Company, Ltd., the Funds’ independent registered public accounting firm, whose report, along with the Funds’ financial statements, is included in the Annual Report dated December 31, 2023, which is available upon request.

Monetta Fund
For a share outstanding throughout the years:	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019

Net asset value at beginning of year	$18.79	$28.09	$26.77	$21.58	$16.82
Investment Operations:
Net investment loss(a)	(0.06)	(0.06)	(0.27)	(0.13)	(0.04)
Net realized and unrealized gain (loss) on investments	5.94	(7.69)	5.18	6.41	4.80
Total from investment operations	5.88	(7.75)	4.91	6.28	4.76
Less Distributions:
From net investment income	—	—	—	—	—
From net realized gains	—	(1.55)	(3.59)	(1.09)	—
Total distributions	—	(1.55)	(3.59)	(1.09)	—
Net asset value at end of year	$24.67	$18.79	$28.09	$26.77	$21.58
Total return	31.29%	-27.93%	17.83%	29.41%	28.30%
Ratios to average net assets:
Expenses Ratio	1.45%	1.41%	1.33%	1.37%	1.40%
Net investment loss	(0.28)%	(0.28)%	(0.93)%	(0.58)%	(0.20)%
Portfolio turnover	51.7%	85.9%	55.2%	60.5%	61.8%
Net assets (in thousands)	$72,412	$58,371	$84,294	$75,840	$62,348
(a)The per share amounts are calculated using the average number of shares outstanding during the year.
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Monetta Young Investor Growth Fund
For a share outstanding throughout the years:	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020		Year Ended December 31, 2019

Net asset value at beginning of year	$13.82	$20.10	$19.90	$22.96		$18.64
Investment Operations:
Net investment income (loss)(a)	(0.06)	(0.04)	(0.10)	(0.01)		0.05
Net realized and unrealized gain (loss) on investments	4.51	(5.09)	4.67	4.33		5.96
Total from investment operations	4.45	(5.13)	4.57	4.32		6.01
Less Distributions:
From net investment income	—	—	—	(0.00)	(b)	(0.06)
From net realized gains	(1.22)	(1.15)	(4.37)	(7.38)		(1.63)
Total distributions	(1.22)	(1.15)	(4.37)	(7.38)		(1.69)
Net asset value at end of year	$17.05	$13.82	$20.10	$19.90		$22.96
Total return	32.74%	-25.79%	22.87%	20.47%		32.58%
Ratios to average net assets:
Expenses Ratio(c)	1.61%	1.45%	1.33%	1.31%		1.26%
Net investment income (loss)(c)(d)	(0.36)%	(0.23)%	(0.44)%	(0.06)%		0.23%
Portfolio turnover	6.2%	11.3%	6.8%	13.1%		6.7%
Net assets (in thousands)	$37,543	$32,053	$51,474	$55,311		$75,654
(a)The per share amounts are calculated using the average number of shares outstanding during the year.
(b)Rounds to zero.
(c)The ratios of expenses and net investment income do not include the Fund’s proportionate share of expense and income of the underlying investment companies in which it invests.
(d)Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which it invests.
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Monetta Funds
1776-A South Naperville Road
Suite 100
Wheaton, IL 60189-5831

Annual and Semi-Annual Reports
Annual/Semi-Annual Reports: Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. In the Annual Report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements.

Statement of Additional Information (“SAI”)
You can also find more detailed information about the Funds in the current SAI, dated April 30, 2024, which has been filed electronically with the U.S. Securities and Exchange Commission and is incorporated by reference into this Prospectus.

You can obtain a free copy of these documents, request other information or make general inquiries about the Funds at:

Monetta Funds
1776-A South Naperville Road
Suite 100
Wheaton, IL 60189-5831

1-800-MONETTA
1-800-684-3416 (TDD)

www.monetta.com
info@monetta.com

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1‑202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s internet site at https://www.sec.gov/ and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov or by writing the SEC’s Public Reference Section, Washington, D.C., 20549-1520.

INVESTMENT COMPANY ACT FILE NO. 811-07360

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MONETTA FUNDS
STATEMENT OF ADDITIONAL INFORMATION

April 30, 2024

Monetta Trust:

Monetta Fund (MONTX)
Monetta Young Investor Growth Fund (MYIFX)

1776-A SOUTH NAPERVILLE ROAD, SUITE 100
WHEATON, IL 60189

(1-800-MONETTA)

WWW.MONETTA.COM

The Monetta Fund (“Monetta Fund”) and the Monetta Young Investor Growth Fund (“Young Investor Growth Fund”) (each a “Fund” and collectively the “Funds”), each a series of the Monetta Trust (“Trust”), comprise the Monetta Funds.

The Funds’ Annual Report to Shareholders dated December 31, 2023, accompanying notes and Report of Independent Registered Public Accounting Firm appearing in the Annual Report are incorporated by reference and made a part of this Statement of Additional Information (“SAI”). Copies of the Annual Report and Semi-Annual Report may be obtained free of charge by writing, calling the Funds or by downloading the documents from the Funds’ website www.monetta.com.

This SAI is not a Prospectus and should be read in conjunction with the Funds’ Prospectus dated April 30, 2024, as may be revised, which may be obtained free of charge by writing or calling the Funds.

GENERAL INFORMATION & FUNDS’ HISTORY

Monetta Trust. The Trust is a Massachusetts business trust organized on October 22, 1992, and is registered with the U.S. Securities and Exchange Commission (“SEC”) as an open-end management investment company. The Monetta Fund and Young Investor Growth Fund (formerly, the Monetta Core Growth Fund) are series of the Trust. Each series of the Trust is a diversified fund.

The Monetta Fund is the successor to Monetta Fund, Inc. (the “Predecessor Monetta Fund”), as a result of the reorganization of the Predecessor Monetta Fund into the Monetta Fund on April 30, 2013. The Predecessor Monetta Fund was also advised by the Adviser and distributed by the Trust’s distributor and had the same investment objective and strategies as the Monetta Fund. As the successor to the Predecessor Monetta Fund, the Monetta Fund retains the performance and accounting history of the Predecessor Monetta Fund, including its inception date of May 6, 1986.

Under the terms of the Trust’s Agreement and Declaration of Trust (“Declaration of Trust”), the Trustees may issue an unlimited number of shares of beneficial interest without par value for each series of shares authorized by the Trustees. All shares issued are fully paid and non-assessable when issued and have no preemptive, conversion or exchange rights.

Each Fund’s shares are entitled to participate pro-rata in any dividends and other distributions declared by the Board of Trustees of the Trust (the “Board”) with respect to shares of that Fund. All shares of a Fund have equal rights in the event of liquidation of that Fund. Under Massachusetts law, the shareholders of the Trust may, under certain circumstances, be held personally liable for the Trust’s obligations. However, the Declaration of Trust disclaims liability of the Shareholders, Trustees and Officers of the Trust for acts or obligations, of any Fund, which are binding only on the assets and property of that fund. The Declaration of Trust requires that notice of such disclaimer be given in each agreement, obligation or contract entered into or executed by the Trust or the Board. The Declaration of Trust provides for indemnification out of a Fund’s assets of all losses and expenses of any fund shareholder held personally liable for the fund’s obligations. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is remote, since it is limited to circumstances in which the disclaimer is inoperative and the fund itself is unable to meet its obligations. The risk of a particular fund incurring financial loss as a result of an unsatisfied liability of another fund of the Trust is also believed to be remote since it would also be limited to claims to which the disclaimer did not apply and to circumstances in which the other Fund was unable to meet its obligations.

Each Fund share has one vote and fractional shares have fractional votes. As a business trust, the Trust is not required to hold annual shareholder meetings. However, special meetings may be called for purposes such as electing or removing Trustees, changing fundamental investment policies or approving an investment advisory agreement. On any matters submitted to a vote of Shareholders, shares are voted by individual series and not in the aggregate, except when voting in the aggregate is required by the Investment Company Act of 1940 (the “1940 Act”) or other applicable laws. Shares of a Fund are not entitled to vote on any matter not affecting that fund. All shares of the Trust vote together in the election of Trustees.

The Trustees serve indefinite terms of unlimited duration. The Trustees appoint their own successors, provided that at least two-thirds of the Trustees, after any such appointment, have been elected by the shareholders. Shareholders may remove a trustee, with or without cause, upon the declaration in writing or vote of the two-thirds of the outstanding shares of the Trust. A Trustee may be removed with or without cause upon the written declaration of a majority of the Trustees. Special shareholder meetings may be called on the written request of shareholders of at least 25% of the voting power that could be cast at the meeting.

The Monetta Trust and the Funds use “Monetta” in their names by license from the Adviser and would be required to stop using those names if Monetta Financial Services, Inc. ceases to be the Adviser. The Adviser has the right to use the name for other enterprises, including other investment companies.

The Funds’ Prospectus and this SAI are a part of the Monetta Trust’s Registration Statement filed with the SEC. Copies of the complete Registration Statement may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at www.sec.gov.

INVESTMENT RESTRICTIONS

The Funds have adopted the following investment restrictions which are “fundamental” and cannot be changed as to a Fund without approval of the holders of a majority of the outstanding shares of the Fund. As defined by the Investment

1940 Act, this means the lesser of the vote of (i) 67% of the shares of the Fund at a meeting where more than 50% of all of the outstanding shares are present in person or by proxy or (ii) more than 50% of the outstanding shares of the Fund.

Each Fund operates under the following investment restrictions:

1)The Fund may not invest more than 5% of its total assets (valued at the time of investment) in securities of a single issuer, with respect to 75% of the value of a fund’s total assets, except that this restriction does not apply to U.S. government securities;

2)The Fund may not acquire securities of any one issuer, that at the time of investment, represent more than 10% of the outstanding voting securities of the issuer;

3)The Fund may not invest more than 25% of its total assets (valued at the time of investment) in securities of companies in any one industry, except that this restriction does not apply to U.S. government securities;

4)The Fund may not make loans, but this restriction shall not prevent the Fund from buying bonds, debentures or other debt obligations that are publicly distributed or privately placed with financial institutions, investing in repurchase agreements or lending portfolio securities, provided that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33% of its total assets (taken at market value at the time of such loan);

5)The Fund may not borrow money except from banks for temporary or emergency purposes in amounts not exceeding 10% of the value of the Fund’s total assets at the time of borrowing, provided that the fund will not purchase additional securities when its borrowings exceed 5% of total assets;

6)The Fund may not underwrite the distribution of securities of other issuers except insofar as it may be deemed to be an “underwriter” for purposes of the Securities Act of 1933 on disposition of securities subject to legal or contractual restrictions on resale;

7)The Fund may not purchase and sell real estate or interests in real estate, although the Funds may invest in marketable securities of enterprises that invest in real estate or interests in real estate;

8)The Fund may not purchase and sell commodities or commodity contracts;

9)The Fund may not make margin purchases of securities, except for use of such short-term credits as are needed for clearance of transactions in connection with transactions in options, futures, and options on futures;

10)The Fund may not sell securities short or maintain a short position, except securities that the fund owns or has the right to acquire without payment of additional consideration;

11)The Fund may not issue any senior security except to the extent permitted under the Investment Company Act of 1940.

Each of the above-noted restrictions is “fundamental.” In addition, the Funds are subject to a number of restrictions that may be changed by the Board without Shareholders’ approval. Under these non-fundamental restrictions, a Fund may not:

1)Invest in companies for the purpose of management or the exercise of control;

2)Invest more than 5% of its total assets (valued at time of investment) in securities of issuers with less than three years’ operation, including any predecessors;

3)Acquire securities of other registered investment companies, except in compliance with the Investment Company Act of 1940 and any applicable state laws;

4)Invest more than 10% of its net assets (valued at the time of such investment) in illiquid securities, including repurchase agreements maturing in more than seven days.

Within the restrictions outlined here, and in the Funds’ Prospectus, the Adviser has full discretion with respect to the investment decisions of the Funds.

INVESTMENT STRATEGIES AND RISKS

The following is a detailed description, along with associated risks, of the various securities that some or all of the Funds may invest in.

Equity Securities
Common stocks represent an equity interest in a corporation. Although common stocks have a history of long-term growth in value, their prices tend to fluctuate in the short term. The securities of smaller companies, as a class, have had periods of favorable results and other periods of less favorable results compared to the securities of larger companies as a class. Stocks of small to mid-sized companies tend to be more volatile and less liquid than stocks of large companies. Smaller companies, as compared to larger companies, may have a shorter history of operations, may not have as great an ability to raise additional capital, may have a less diversified product line making them susceptible to market pressure and may have a smaller public market for their shares.

Cash Management
For defensive purposes, or to accommodate inflows of cash awaiting more permanent investment, the Funds may temporarily, and without limitation, hold high-grade short-term money market instruments, cash and cash equivalents, including repurchase agreements. The Funds also may invest in other investment companies (or companies exempted under Section 3(c)(7) of the 1940 Act) that themselves primarily invest in temporary defensive investments, including commercial paper. To the extent that the management fees paid to the other investment companies are for the same or similar services as the management fees paid to the Fund, there will be a layering of fees that would increase expenses and decrease returns. Investments in other investment companies are limited by the 1940 Act.

Debt Securities
In pursuing its investment objective, a Fund may invest in debt securities of corporate and governmental issuers. The risks inherent in debt securities depend primarily on the term and quality of the obligations in a Fund’s portfolio as well as on market conditions. A decline in the prevailing levels of interest rates generally increases the value of debt securities, while an increase in rates usually reduces the value of those securities. As a result, interest rate fluctuations will affect a Fund’s net asset value but not the income received by a Fund from its portfolio securities. In addition, if the bonds in a Fund’s portfolio contain call, prepayment or redemption provisions, during a period of declining interest rates these securities are likely to be redeemed and a fund will probably be unable to replace them with securities having a comparable yield. There can be no assurance that payments of interest and principal on portfolio securities will be made when due.

Convertible Securities
Convertible securities include any corporate debt security or preferred stock that may be converted into underlying shares of common stock. The common stock underlying convertible securities may be issued by a different entity than the issuer of the convertible securities. Convertible securities entitle the holder to receive interest payments paid on corporate debt securities or the dividend preference on a preferred stock until such time as the convertible security matures, is redeemed or the holder elects to exercise the conversion privilege.

The value of convertible securities is influenced by both the yield of nonconvertible securities of comparable issuers and by the value of a convertible security viewed without regard to its conversion feature and is generally referred to as its investment value. The investment value of the convertible security will typically fluctuate inversely with changes in prevailing interest rates.

However, at the same time, the convertible security will be influenced by its conversion value, which is the market value of the underlying common stock that would be obtained upon conversion. Conversion value fluctuates directly with the price of the underlying common stock.

By investing in convertible securities, a Fund obtains the right to benefit from the capital appreciation potential in the underlying stock, upon exercise of the conversion right, while earning higher current income than would be available if the stock were purchased directly. In determining whether to purchase a convertible security, the Adviser will consider substantially the same criteria that would be considered in purchasing the underlying stock. Convertible securities purchased by a Fund are frequently rated investment grade. Convertible securities rated below investment grade tend to be more sensitive to interest rate and economic changes, may be obligations of issuers who are less creditworthy than issuers of higher quality convertible securities and may be more thinly traded due to such securities being less well known to investors than either common stock or conventional debt securities.

Government Securities
U.S. government securities are debt securities that are obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities. There are two basic types of U.S. government securities: (1) direct obligations of the U.S. Treasury, and (2) obligations issued or guaranteed by an agency or instrumentality of the U.S. government. Agencies and instrumentalities include the Federal Farm Credit System (“FFCS”), Student Loan Marketing Association (“SLMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), Federal Home Loan Banks (“FHLB”), Federal National Mortgage Association (“FNMA”), and Government National Mortgage Association (“GNMA”). Some obligations issued or guaranteed by agencies or instrumentalities, such as those issued by GNMA, are fully guaranteed by the U.S. government. Others, such as FNMA bonds, rely on the assets and credit of the instrumentality with limited rights to borrow from the U.S. Treasury. Still other securities, such as obligations of the FHLB, are supported by more extensive rights to borrow from the U.S. Treasury.

U.S. government securities include mortgage-related securities issued by an agency or instrumentality of the U.S. government. GNMA Certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans. These loans issued by lenders such as mortgage bankers, commercial banks and savings and loan associations are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A “pool” or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, the timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the U.S. government. GNMA Certificates differ from bonds in that principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity. GNMA Certificates are called “pass-through” securities because both interest and principal payments (including prepayments) are passed through to the holder of the GNMA Certificate.

Pools of mortgages also are issued or guaranteed by other agencies of the U.S. government. The average life of pass-through pools varies with the maturities of the underlying mortgage instruments. In addition, a pool’s term may be shortened or lengthened by unscheduled or early payment, or by slower than expected prepayment of principal and interest on the underlying mortgages. The occurrence of mortgage prepayments is affected by the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. As prepayment rates of individual pools vary widely, it is not possible to accurately predict the average life of a particular pool.

A collateralized mortgage obligation (“CMO”) is a debt security issued by a corporation, trust or custodian, or by a U.S. government agency or instrumentality that is collateralized by a portfolio or pool of mortgages, mortgage-backed securities, U.S. government securities or corporate debt obligations. The issuer’s obligation to make interest and principal payments is secured by the underlying pool or portfolio of securities. CMOs are most often issued in two or more classes (each of which is a separate security) with varying maturities and stated rates of interest. Interest and principal payments from the underlying collateral (generally a pool of mortgages) are not necessarily passed directly through to the holders of the CMOs; these payments typically are used to pay interest on all CMO classes and to retire successive class maturities in a sequence. Thus, the issuance of CMO classes with varying maturities and interest rates may result in greater predictability of maturity with one class and less predictability of maturity with another class than a direct investment in a mortgage-backed pass-through security (such as a GNMA Certificate). Classes with shorter maturities typically have lower volatility and yield while those with longer maturities typically have higher volatility and yield. Thus, investments in CMOs provide greater or lesser control over the investment characteristics than mortgage pass-through securities and offer more defensive or aggressive investment alternatives.

Investments in mortgage-related U.S. government securities, such as GNMA Certificates and CMOs, also involve other risks. The yield on a pass-through security typically is quoted based on the maturity of the underlying instruments and the associated average life assumption. Actual prepayment experience may cause the yield to differ from the assumed average life yield. Accelerated prepayments adversely impact yields for pass-throughs purchased at a premium; the opposite is true for pass-throughs purchased at a discount.

During periods of declining interest rates, prepayment of mortgages underlying pass-through certificates can be expected to accelerate. When the mortgage obligations are prepaid, the fixed income funds reinvest the prepaid amounts in securities, the yields of which reflect interest rates prevailing at that time. Therefore, the Fund’s ability to maintain a portfolio of high-yielding, mortgage-backed securities will be adversely affected to the extent that prepayments of mortgages must be reinvested in securities that have lower yields than the prepaid mortgages. Moreover, prepayments of mortgages that underlie securities purchased at a premium could result in capital losses. Investment in such securities also could subject the Fund to “maturity extension risk”, which is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security that was considered a short or intermediate-term security at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short or intermediate-term securities.

The guarantees of the U.S. government, its agencies and instrumentalities are guarantees of the timely payment of principal and interest on the obligations purchased. The value of the shares issued by the Fund is not guaranteed and will fluctuate with the value of the Fund’s portfolio. Generally, when the level of interest rates rise, the value of the Fund’s investment in government securities is likely to decline and, when the level of interest rates decline, the value of the Fund’s investment in government securities is likely to rise.

A Fund may engage in portfolio trading primarily to take advantage of yield disparities. Such trading strategies may result in minor temporary increases or decreases in the Fund’s current income and in its holding of debt securities that sell at substantial premiums or discounts from face value. If expectations of changes in interest rates or the price of the securities prove to be incorrect, the Fund’s potential income and capital gain will be reduced or its potential loss will be increased.

Repurchase Agreements
A repurchase agreement is a sale of securities to a Fund in which the seller (a bank or broker-dealer believed by the Adviser to be financially sound) agrees to repurchase the securities at a higher price, which includes an amount representing interest on the purchase price, within a specified time. In the event of a bankruptcy or other default of a seller of a repurchase agreement, a Fund could experience delays in both liquidating the underlying securities and losses, including the possible decline in the value of the collateral during the period while seeking to enforce its rights thereto, possible below-normal levels of income and lack of access to income during this period and expenses of enforcing its rights.

Options on Securities and Indices
Each Fund may purchase and sell put and call options on securities and indices, enter into interest rate and index futures contracts and options on futures contracts but is limited to 5% of its net assets.

An option on a security (or index) is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call), or sell to (put), the seller (writer) of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option (normally not exceeding nine months). The writer of an option on an individual security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specific multiplier for the index option (an index is designed to reflect specific facets of a particular financial or securities market, a specific group of financial instruments or securities or certain economic indicators).

A Fund will write call options and put options only if they are “covered.” This means, in the case of a call option on a security, the option is “covered” if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, assets having a value at least equal to that amount are held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio.

If an option written by a Fund expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires, the fund realizes a capital loss equal to the premium paid.

Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be affected when a Fund elects to do so. A capital gain or loss will be realized from a closing purchase transaction if the cost of the closing option is less or more than the premium received from writing the option. If the premium received from a closing sale transaction is more or less than the premium paid to purchase the option, the Fund will realize a capital gain or loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index and the time remaining until the expiration date.

A put or call option purchased by a Fund is an asset of the Fund, valued initially at the premium paid for the option. The premium received for an option written by a Fund is recorded as a deferred credit. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and ask prices.

There are several risks associated with transactions in options. For example, there are significant differences between the securities markets, the currency markets and the options markets that could result in an imperfect correlation between these markets causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or expected events.

There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security a Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

If trading were suspended in an option purchased or written by a Fund, the Fund would not be able to close out the option. If restrictions on exercise of options were imposed, a Fund might be unable to exercise an option it had purchased.

Index Risks
The portion of the Young Investor Growth Fund that invests in underlying funds and exchange-traded funds (“ETFs”) that seek to track the S&P 500® Index (the “Index”) or other broad-based market indices that primarily include stocks of large capitalization U.S. companies will be subject to certain risks which are unique to tracking the Index. The Index is made up primarily of large-capitalization companies. The underlying funds in which the Fund invests track the Index, and are therefore subject to the same risks the Index is subject to. This includes investment style risk, which is the chance that returns from large-capitalization stocks tend to be less volatile than small- and mid-capitalization stocks, but more volatile than other investment choices. Specific types of stocks tend to go through cycles of doing better – or worse – than the stock market in general. These periods have, in the past, lasted for as long as several years.

Typically, those underlying funds will attempt to hold the same securities and in approximately the same proportions as the Index, but the securities held and the proportions in which they are held may vary slightly from the Index, meaning the performance of the underlying funds may not be identical to the Index. Investments in the underlying funds also involve certain additional expenses and certain tax results that may not arise if you invested directly in the underlying funds. By investing indirectly in the underlying funds, through the Young Investor Growth Fund, you will bear not only your proportionate share of the Young Investor Growth Fund’s expenses (including operating costs and investment advisory fees), but also, indirectly, similar expenses and charges of the underlying funds’ fees. Finally, you may incur increased tax liabilities by investing in the Young Investor Growth Fund rather than directly in the underlying funds.

The Index, and therefore the underlying funds that seek to track the Index, typically includes a diverse collection of stocks. It is possible, however, that the Index could become less diversified if the Index’s largest companies significantly increase in value relative to the Index’s other components. In such an extreme event, the performance of the Index, and the underlying funds, would be subject to increased volatility based upon the performance of those larger companies.

Investment in Open-End Investment Companies
The Young Investor Growth Fund may purchase “no-load” mutual funds, which are bought and sold without a sales charge, that seek to track the Index. However, when the Adviser believes it is appropriate, the Fund may also purchase mutual funds that charge a redemption fee or contingent deferred sales charge of up to 2% for short-term sales of one year or less; provided, however, that in no event may more than 50% of the Fund’s total assets be subject to such a redemption fee or contingent deferred sales charge. The underlying mutual funds in which the Funds invest may incur distribution expenses in the form of 12b-1 fees.

An investor in the Fund should recognize that he may invest directly in mutual funds and that by investing in mutual funds or other investment companies indirectly through the Fund he will bear not only his proportionate share of the expenses of the Fund (including operating costs and investment advisory and administrative fees) but also, indirectly, similar expenses of the underlying funds.

The Fund intends to limit its investments in accordance with applicable law or as permitted by Rule 12d-1-4. Among other things, such law would limit these investments so that, as determined immediately after a securities purchase is made by the Fund: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company (the “5% Limitation”); (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group (the “10% Limitation”); (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund (the “3% Limitation”); and (d) not more than 10% of the outstanding voting stock of any one closed-end investment company will be owned by the Fund together with all other investment companies that have the same advisor. Under certain sets of conditions, different sets of restrictions may be applicable. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its proportionate share of that investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Investment companies in which the Fund may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by the Fund and, therefore, will be borne directly by the Fund’s shareholders.

To the extent applicable, the Fund intends to rely on Section 12(d)(1)(F) and Rule 12d1-4 under the 1940 Act which in conjunction with one another allow registered investment companies (such as the Fund) to exceed the 3%, 5% and 10% Limitation and the 10% Limitations, provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired funds) do not exceed the limits on sales loads established by the Financial Industry Regulatory Authority (“FINRA”) for funds of funds, and the registered investment company “mirror votes” any securities purchased pursuant to Section 12(d)(1)(F).

The Adviser has no control over, or day-to-day knowledge of, the investment decisions of the underlying funds. It is possible that the management of one underlying fund may be purchasing a particular security at or near the same time that the Adviser or the management of another underlying fund is selling the same security. This scenario would result in an indirect expense to the Fund without corresponding economic or investment benefit.

Exchange Traded Funds
The Funds may purchase shares of exchange traded funds (“ETFs”). Typically, a Fund would purchase ETF shares for the same reason it would purchase (and as an alternative to purchasing) futures contracts: to obtain exposure to all or a portion of the stock or bond market. ETF shares enjoy several advantages over futures. Depending on the market, the holding period and other factors, ETF shares can be less costly and more tax-efficient than futures. In addition, ETF shares can be purchased for smaller sums, offer exposure to market sectors and styles for which there is no suitable or liquid futures contract, and do not involve leverage.

Most ETFs are investment companies. Therefore, a Fund’s purchases of ETF shares generally are subject to the limitations on, and the risks of, a Fund’s investments in other investment companies, which are described above, under “Investments in Open-End Investment Companies.”

An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate within a wide range, and a Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (1) the market price of the ETF’s shares may trade at a discount to their net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

ETF shares represent an interest in an investment portfolio held by the ETF. A fund that issues ETF shares may be able to repurchase those shares on the open market at the current market price if doing so would be advantageous for the fund. A repurchase might be advantageous, for example, because the ETF shares are more cost-effective than alternative investments, are selling at a discount to net asset value, will cause the fund to more closely track its index than alternative investments, or some combination of the three. A fund that repurchases its ETF shares may also lend those shares to qualified institutional borrowers as part of the fund’s securities lending activities.

Leveraged ETFs (i.e., ETFs that seek to multiply the return, or the inverse of the return, of the underlying tracked index) contain all of the risks that non-leveraged ETFs present. Additionally, to the extent a Fund invests in leveraged ETFs that use derivative instruments to achieve such leverage, the Fund will indirectly be subject to leveraging risk. The more these

ETFs invest in derivative instruments that give rise to leverage, the more this leverage will magnify any losses on those investments. Leverage will cause the value of an ETF’s shares to be more volatile than if the ETF did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of an ETF’s portfolio securities or other investments. The use of leverage may also cause a leveraged ETF to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales for which the Fund does not already own an equal amount of the securities of the same issuer as the securities that are sold short, could theoretically be subject to unlimited losses in cases where a leveraged ETF, for any reason, is unable to close out the transaction. The value of a leveraged ETF’s shares will tend to increase or decrease more than the value of any increase or decrease in its underlying index due to the fact that the ETF’s investment strategies involve consistently applied leverage. Such ETFs often “reset” daily, meaning that they are designed to achieve their stated objectives on a daily basis. Due to the effect of compounding, leveraged ETFs’ performance over longer periods of time can differ significantly from the performance (or inverse of the performance) of their underlying index or benchmark during the same period of time. This effect may be enhanced during the periods of increased market volatility.

Inverse ETFs (i.e., ETFs that seek to provide investment results that match a certain percentage of the inverse of the results of a specific index on a daily or monthly basis) contain all of the risks that regular ETFs present. Additionally, to the extent the Fund invests in inverse ETFs, the Fund will indirectly be subject to the risk that the performance of such ETF will fall as the performance of that ETF’s benchmark rises – a result that is the opposite from traditional mutual funds.

Leveraged inverse ETFs contain all of the risks that regular ETFs present. Additionally, these unique ETFs also pose all of the risks associated with leveraged ETFs as well as inverse ETFs. These investment vehicles are extremely volatile and can expose the ETF to theoretically unlimited losses.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Board has adopted policies and procedures relating to disclosure of the Funds’ portfolio securities. It is the policy of the Adviser to protect the confidentiality of Funds’ holdings and prevent the selective disclosure of non-public information concerning the Funds. Neither the Funds, nor the Adviser, receive compensation with respect to the disclosure of portfolio holdings information.

No information concerning the portfolio holdings of the Funds may be disclosed to any unaffiliated third party except as described below. Nothing in the Disclosure Policies is intended to prevent the disclosure of any and all portfolio information to the Funds’ service providers who generally need access to such information in the performance of their contractual duties and responsibilities, such as the Adviser, the Distributor, the Trustees of the Funds, the Directors of the Adviser, the Funds’ custodian, fund accountant, administrator, independent public accountants, attorneys, and who are subject to duties of confidentiality imposed by law and/or contract.

The Funds disclose their calendar quarter-end portfolio holdings on their website, https://www.monetta.com, generally within 15 calendar days after the end of each quarter. The Funds also disclose their top ten holdings on their website generally within 15 calendar days after the end of each quarter. The top ten and quarter-end portfolio schedules will remain available on the Funds’ website at least until it is updated for the next quarter, or until the Fund files with the SEC its semi-annual or annual shareholder report or other regulatory filing that includes such period. The most recent portfolio schedules are available on the Funds’ website, as noted above, or by calling toll free at 1-800-MONETTA. The Funds may terminate or modify this policy at any time without further notice to shareholders.

Portfolio managers and other senior officers or spokespersons of the Adviser or the Funds may disclose or confirm the ownership of any individual portfolio holding position to reporters, brokers, shareholders, consultants or other interested persons ONLY IF such information has been previously publicly disclosed.

The policies and procedures further prohibit the Funds or any other person from paying or receiving any compensation or consideration of any type for the purpose of obtaining such information. “Consideration” includes any agreement to maintain assets in a Fund or any other investment company or account managed by the Adviser or any of its affiliated persons.

The Funds disclose portfolio holdings in connection with the day-to-day operations and management of the Funds, including to the Funds’ Custodian, attorneys and auditors. Portfolio holdings may also be disclosed to other service providers to the Funds, including pricing services, portfolio management and trading systems. The Funds’ Custodian, by the nature of its services to the Funds, has real-time information about the portfolio securities being purchased, sold, and held by each of the various Funds. The Trust’s attorneys and accountants, to provide their services to the Funds, may be provided with the Funds’ portfolio holdings on a real-time basis, without any lag.

The non-public disclosure of Fund portfolio holdings to other third parties (such as fund evaluation services other than Morningstar and Lipper) may be permissible so long as the third party has signed a written Confidentiality Agreement that is in form and substance acceptable to, and approved by, the Trust’s Chief Compliance Officer. Any Confidentiality Agreement must be consistent with past disclosure practices. All Confidentiality Agreements shall be provided to the full Board or an authorized committee of the Board, on a quarterly basis. Currently, the Trust has not received any such written Confidentiality Agreements, and therefore, the Funds do not disclose their calendar quarter-end or top ten holdings to such third parties before the Trust’s calendar quarter-end and/or top ten holdings, respectively, have been made publicly available on the Funds’ website.

The non-public disclosure of portfolio holdings of the Funds to third parties may only be made following a determination by the Trust’s Chief Compliance Officer that the disclosure is for a legitimate business purpose and in the best interests of the Funds’ shareholders. Only the Trust’s Chief Compliance Officer is authorized to release non-public portfolio holdings of the Funds to third parties. In considering whether the disclosure of such information is for a legitimate business purpose and in the best interests of the Funds’ shareholders, the Trust’s Chief Compliance Officer must consider the conflicts between the interests of the Funds’ shareholders or other clients of the Adviser and those of the Adviser and any affiliated person of the Funds. The Chief Compliance Officer must document any decisions regarding non-public disclosure of portfolio holdings and the rationale therefore. In connection with the oversight responsibilities by the Board, any documentation regarding decisions involving the non-public disclosure of portfolio holdings of the Funds to third parties must be provided to the full Board or an authorized committee of the Board.

Notwithstanding anything in the policies to the contrary, the Board and the Adviser may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio information beyond those found in the policies. Further, the policies may not be waived, or exceptions made, without the written consent of the Trust’s Chief Compliance Officer. All waivers and exceptions involving any of the Funds will be disclosed to the Board no later than its next regularly scheduled quarterly meeting.

Nothing contained in the Disclosure Policies is intended to prevent the disclosure of portfolio holdings information as may be required by applicable law. For example, the Adviser, the Trust, or any of their affiliates or service providers may file any report required by applicable law (such as, Schedules 13D and 13G and Form 13F), respond to requests from regulators, and comply with valid subpoenas. The Trust is required to file reports containing the Funds’ complete portfolio schedules with the SEC on Form N-Q (or, once Form N-Q is rescinded, Form N-PORT) (first and third quarters) and on Form N-CSR (second and fourth quarters) not later than 60 days after the close of each respective quarter of the fiscal year.

As of December 31, 2023, each of the below listed third party service providers receive information concerning the Funds’ portfolio holdings: (1) Cohen & Company, Ltd. (serves as the Funds’ independent registered public accounting firm); (2) Thompson Hine LLP (serves as counsel to the Trust and the Independent Trustees); (3) U.S. Bank N.A. (serves as the Funds’ custodian); (4) U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) (serves as the Funds’ transfer agent, dividend disbursing agent, shareholder servicing agent, accountant and administrator); (5) Broadridge Investor Communication Solutions, Inc. (provides proxy services); (6) Adviser Compliance Associates, LLC doing business as ACA Group (provides compliance support services to the Trust); and (7) the following fund evaluation services: Morningstar, Standard & Poor’s, Lipper, Bloomberg, Vickers Stock Research, Thomson Financial, Capital-Bridge, and FactSet. The Funds and/or the Adviser may provide portfolio holdings to other appropriate service providers in accordance with these policies.

Nothing contained in the policies is intended to prevent the disclosure of portfolio holdings information as may be required by applicable law.

The Board must approve all material amendments to the policies.

TRUSTEES AND OFFICERS

The following table lists the Board of Trustees and officers of the Monetta Trust. The Board supervises the business and management of the Trust. The Board approves all significant agreements between the Trust and those companies that furnish services to the Trust.

The individuals marked by an asterisk (*) are considered interested persons (as defined in the 1940 Act) as a result of their affiliation with various entities, including the Adviser and the Monetta Trust.

Except as otherwise noted, the business address for each Trustee and officer listed below is 1776-A South Naperville Road, Suite 100, Wheaton, IL 60189.

Name, Address, (Year of Birth)	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustees During the Past Five Years
INDEPENDENT (“DISINTERESTED”) TRUSTEES:
John L. Guy 1776-A S. Naperville Rd. Suite 100 Wheaton, IL 60189-5831 (1952)	Trustee Independent Chairman Member of Audit Committee Member of Nominating Committee	Since 1993 Since 2014 Since 1993 Since 2000	EVP/Director of Business Banking, Webster Bank (2010-2024).	2	None.
Marlene Z. Hodges 1776-A S. Naperville Rd. Suite 100 Wheaton, IL 60189-5831 (1948)	Trustee Member (and Chairwoman) of Audit Committee Member (and Chairwoman) of Nominating Committee Member of Executive Committee	Since 2001 Since 2007 (Chairwoman since 2014) Since 2005 Since 2011 (Chairwoman since 2014)	EVP and CFO, Orchard Village (non-profit organization) (since 2012); Founder and CEO of Marlene Z. Hodges, LLC, a consultancy providing financial guidance to non-profits (since 2011).	2	None.
Patricia J. Luscombe 1776-A S. Naperville Rd. Suite 100 Wheaton, IL 60189-5831 (1961)	Trustee Member of Audit Committee Member of Executive Committee	Since 2015 Since 2015 Since 2016	Managing Director of the Valuations and Opinions Group, Lincoln International, LLC (investment bank) (since 2007).	2	Trustee, Northern Lights Fund Trust III (31 funds) (since 2015).
INSIDE (“INTERESTED”) TRUSTEES*:
Robert S. Bacarella** 1776-A S. Naperville Rd. Suite 100 Wheaton, IL 60189-5831 (1949)	Principal Executive Officer Trustee, President and Member of Executive Committee	Since 2002 Since 1993	Chairman and President of the Adviser (since 1997); Director of the Adviser (since 1984).	2	None.

Name, Address, (Year of Birth)	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustees During the Past Five Years
OFFICERS:
Robert J. Bacarella** 1776-A S. Naperville Rd. Suite 100 Wheaton, IL 60189-5831 (1977)	Vice- President Treasurer Secretary, Chief Financial Officer, Principal Financial Officer and Principal Accounting Officer	Since 2009 Since 2010 Since 2012	Vice President, Treasurer, Chief Financial Officer, and Director of the Adviser (since 2009).	Not Applicable	Not Applicable
Douglas Tyre c/o ACA Group 1776-A S. Naperville Rd., Suite 100 Wheaton, IL 60189-5831	Chief Compliance Officer	Since 2023	Chief Compliance Officer for the Adviser since 2023; Senior Principal Consultant, ACA Group (formerly known as Cipperman Compliance Services, LLC) (2014-Present).	Not Applicable	Not Applicable

* Trustees who are employees or officers of the Adviser receive no compensation from the Trust.
** Mr. Robert J. Bacarella is the son of Mr. Robert S. Bacarella, President and Founder of the Adviser.

The following table sets forth compensation paid by the Monetta Trust to the Trustees and officers during the year ended December 31, 2023:

Name of Person, Position	Aggregate Compensation from Trust*	Total Compensation from Fund Complex(2)
Robert S. Bacarella President, Trustee(1)	$0	$0
John L. Guy Trustee	$14,000	$14,000
Marlene Z. Hodges Trustee	$12,000	$12,000
Patricia J. Luscombe Trustee	$12,000	$12,000
Robert J. Bacarella Vice-President, Treasurer, Secretary, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer(1)	$0	$0
Doug Tyre(3) CCO	$42,000	$42,000
*The aggregate compensation paid by the Trust to each Independent Trustee and the Chief Compliance Officer is allocated as a percentage of net assets among each series of the Trust.
1.Trustees and officers who are employees of the Adviser receive no compensation from the Trust.
2.The Monetta Fund Complex as of December 31, 2023 consisted of the series of funds of the Monetta Trust. The Monetta Trust does not offer any retirement or deferred compensation benefits to the members of the Board or officers of the Trust.

3.Compensation for the Trust’s CCO is paid by Adviser Compliance Associates, LLC doing business as ACA Group(“ACA”) pursuant to an agreement between ACA and the Trust.

Leadership Structure of the Board
The Board oversees the management of the Trust through its collective actions and through its standing committees, discussed below. Mr. John L. Guy, a Trustee who is not an interested person of the Trust (as defined in the 1940 Act), serves as the Chairman of the Board. Mr. Guy also acts as the Chairman of any meetings of the Board’s independent Trustees. Further, the Board has delegated the risk oversight duties and functions to the Audit Committee, which is comprised solely of independent Board members. Ms. Marlene Z. Hodges serves as the Chairwoman of the Audit Committee. The Board has determined that its management structure, including its committee structure and risk oversight delegation, as well as Mr. Guy’s service as a disinterested Chairman of the Board, is appropriate given the specific characteristics and circumstances of the Trust. The Board’s structure allows it to exercise informed and independent judgment over matters under its purview, and allocate areas of responsibility among committees and the Board in a manner that enhances effective oversight. The Board also believes that having a majority of independent Trustees is appropriate and in the best interest of each Fund’s shareholders. Nevertheless, the Board also believes that having an interested Trustee serve on the Board brings corporate and financial viewpoints that are, in the Board’s view, crucial elements in its decision-making process. The leadership structure of the Board may be changed at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of the Monetta Funds.

Although the Board has general criteria that guide its choice of candidates to serve on the Board, there are no specific required qualifications for Board membership. The Board believes that the different perspectives, viewpoints, professional experience, education, and individual qualities of each Board member represent a diversity of backgrounds, experiences and a variety of complementary skills. Three of the four Board members have at least ten years of experience as a Trustee of Monetta Trust. Additionally, each of the Board members has served in a managerial or officer capacity of either a company in the financial services industry or of a public company (or a subsidiary thereof). In addition to the foregoing and the information in the table on the pages 10 and 11], the following experience, skills and qualifications of each respective Board member leads the Board to the conclusion that each Trustee should serve as such:

Mr. Robert S. Bacarella has been in the investment management industry for more than 34 years and has served as a trustee or director of multiple investment companies, including as a Trustee of the Trust since 1993. Additionally, his experience as the CEO of the Adviser for more than 35 years provides the Board with significant insight into the Adviser’s operations and a better understanding of the strategies of the Funds.

Mr. John L. Guy has worked in the financial services industry for more than 20 years and has particular experience in commercial banking and financing. Additionally, Mr. Guy has served as a trustee or director of multiple investment companies during the past 29 years, including as Trustee of the Trust since 1993. His experience overseeing investment companies and in banking contributes, in particular, to the Board’s understanding of Fund operations, risk management and financial controls.

After a distinguished career as a senior finance professional in the for-profit world, Ms. Marlene Z. Hodges has provided financial advisory services as a financial officer or consultant to a range of for-profit and not-for-profit organizations for more than 20 years. Additionally, Ms. Hodges has served as a trustee or director of multiple investment companies during the past 15 plus years, including as a Trustee of the Trust since 2001. Her experience overseeing investment companies and as a financial officer in banking contributes, in particular, to the Board’s understanding of Fund operations, risk management and financial controls.

Ms. Patricia Luscombe, CFA, has more than 27 years in financial advisory and valuation services. She has delivered a broad range of corporate finance advice including fairness opinions and valuations. At her current position at Lincoln International, she assists regulated investment funds, business development companies, private equity funds and hedge funds in the valuation of illiquid securities for fair value accounting purposes. Ms. Luscombe’s clients have ranged from closely-held businesses to large publicly traded companies. Ms. Luscombe joined Lincoln International in 2007 as a Managing Director and co-head of Lincoln’s Valuations & Opinions Group. Previously, Ms. Luscombe spent 16 years with Duff & Phelps Corporation, as a Managing Director in the firm’s valuation and financial advisory business. Prior to joining Duff & Phelps Corporation, Ms. Luscombe was an Associate at Smith Barney, a division of Citigroup Capital Markets, Inc., where she managed a variety of financial transactions, including mergers and acquisitions, leveraged buyouts, and equity and debt financings. Ms. Luscombe is a member of the Chicago Chapter of the Association for Corporate Growth, the Chartered Financial Analyst Society of Chicago and former president of the Chicago Finance Exchange. Ms. Luscombe holds a Bachelor of Arts degree in economics from Stanford University, a Master’s degree in economics from the University of Chicago and a Masters of Business Administration degree from the University of Chicago Booth School of

Business. In addition, Ms. Luscombe is licensed under the Series 24, 79 and 63 of FINRA. Her experience in corporate finance and valuation contributes, in particular, to the Board’s understanding of Fund operations, risk management and financial controls.

It is the Trustees’ belief that this management structure and mix of skills allows the Board of the Monetta Trust, as a whole, to oversee the business of the Monetta Trust in a manner consistent with the best interests of the Funds’ shareholders. When considering potential nominees to fill vacancies on the Board, and as part of its annual self-evaluation, the Board will review the mix of skills and other relevant experiences of the Board members. The specific talents which the Board’s Nominating Committee will seek in a candidate depends upon the Board’s needs at the time a vacancy occurs.

The table on pages 10 and 11] provides the professional experience of each Trustee on an individual basis. This disclosure includes the length of time serving the Monetta Trust, other directorships held, and their principal occupation during the past five years. In light of the Monetta Trust’s business and structure, the experience of each Board member is beneficial for overseeing the business of the Funds.

Risk Management and Oversight
As a registered investment company, the Monetta Trust is subject to a variety of risks, including investment-related risks, financial risks, compliance risks and operational risks. As part of its overall activities, the Board reviews the management of the Monetta Trust’s risks by the Adviser, by the Monetta Trust’s service providers, as well as by Monetta Trust’s Chief Compliance Officer (“CCO”). The responsibility to manage the Monetta Trust’s risk management structure on a day-to-day basis is within the Adviser’s overall investment management responsibilities. The Adviser has its own, independent interest in risk management.

The Board recognizes that it is not possible to identify all of the risks that may affect a fund or to develop processes and controls to eliminate or mitigate their occurrence or effects. The Board is ultimately responsible for oversight of the Funds. As part of its regular oversight of the Funds, the Board, directly or through a Committee, interacts with and reviews reports from, among others, the Adviser, the Funds’ CCO, the independent registered public accounting firm for the Funds, and other service providers as appropriate, regarding risks faced by the Funds and relevant risk functions. In addressing issues regarding the Monetta Trust’s risk management between meetings, appropriate representatives of the Adviser communicate with the Board, the CCO (who is directly accountable to the Board), and independent counsel to the Board. As appropriate, the Board members confer among themselves, with the CCO, the Adviser, other service providers, and counsel to the Board, to identify and review risk management issues that may be placed on the full Board’s agenda.

The Audit Committee also assists the Board in reviewing with the independent auditors, at various times throughout the year, matters relating to the annual audits and financial accounting and reporting matters. The Trust's Executive Committee no longer provides valuation services. A separate Valuation Committee was established in 2022 to handle that function. The Valuation Committee consists of Daniel Bacarella (Voting Member) and Adrea Scaramucci (Non-Voting Member). Each Committee presents reports to the Board that may prompt further discussion of issues concerning the oversight of the Monetta Trust’s risk oversight and management.

The CCO assists the Board in overseeing the significant investment policies of the relevant funds. The CCO monitors these policies. The Board receives and considers the CCO’s annual written report, which, among other things, summarizes material compliance issues that arose during the previous year and any remedial action taken to address these issues, as well as any material changes to the compliance programs. The Board also receives and considers additional reports from the CCO throughout the year. As part of its oversight responsibilities, the Board has approved various compliance policies and procedures.

Standing Committees of the Board

Audit Committee
The Trust has an Audit Committee, which is comprised entirely of independent Trustees. John L. Guy, Patricia J. Luscombe and Marlene Z. Hodges, currently sit on the Audit Committee. The Audit Committee reviews financial statements and other audit-related matters for the Trust. The Audit Committee also holds discussions with management and with the Registered Independent Public Accounting Firm concerning the scope of the audit and the auditor’s independence. The Board has also delegated to the Audit Committee the duty to oversee and manage, the Trust’s exposure to material risks and the management of those risks. The Audit Committee normally meets twice a year and, if necessary, more frequently. The Audit Committee met twice during the fiscal year ended December 31, 2023. The Audit Committee operates under a written charter.

Nominating Committee
The Nominating Committee was created in 2000 and is comprised entirely of independent Trustees. John L. Guy and Marlene Z. Hodges currently sit on the Nominating Committee. The Nominating Committee meets as often as deemed appropriate by the members. The Nominating Committee did not meet during the fiscal year ended December 31, 2023. The Trust does not elect trustees annually, since each trustee serves until retirement, removal, resignation or death. The Nominating Committee reviews and nominates persons to serve as members of the Board, and reviews and makes recommendations concerning the compensation of the independent Trustees. The Nominating Committee has adopted a written charter. When the Board determines to seek a candidate to become a trustee, the Committee will review men or women of proven character and talents and consider whether such candidates qualify as an independent trustee. The specific talents sought by the Committee will depend on perceived needs at the time the vacancy arises, including how a potential candidate would affect the Board’s diversity. The Committee has the authority to retain third parties that may receive compensation for identifying or evaluating candidates.

When the Board seeks a candidate, the Committee may consider recommendations of qualified candidates from a variety of sources, including other trustees (including non-interested trustees) and shareholders. Shareholders may propose nominees by writing to the Nominating Committee, in care of the Secretary of the Monetta Trust, at 1776-A South Naperville Road, Suite 100, Wheaton, Illinois 60189.

Executive Committee
The Executive Committee, which is comprised of Robert S. Bacarella, Patricia J. Luscombe and Marlene Z. Hodges, meets between meetings of the Board and is authorized to exercise all of the Board’s powers. The Executive Committee did not meet during the fiscal year ended December 31, 2023.

Trustees’ Fund Holdings
As of December 31, 2023, the Trustees had invested the following amounts in the Trust and in all funds managed by the Adviser. Investments are listed in the following ranges: none, $1-10,000, $10,001-50,000, $50,001-100,000, and over $100,000:

Name	Monetta Fund	Young Investor Growth Fund	Aggregate Dollar Range*
Robert S. Bacarella	Over $100,000	Over $100,000	Over $100,000
John L. Guy	$1–10,000	$1–10,000	$10,001–50,000
Marlene Z. Hodges	$10,001–50,000	$50,001-100,000	Over $100,000
Patricia J. Luscombe	None	None	None
* Total invested in all funds is the aggregate dollar range of investments in all funds overseen by each individual Trustee and managed by the Adviser.

Trustees’ Affiliations and Transactions
None of the independent Trustees (or their immediate family members) own any securities issued by the Monetta Trust’s investment adviser, principal underwriter, or any company (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with the above listed companies. Robert S. Bacarella owns shares of the Adviser and is considered an interested Trustee.

None of the independent Trustees (or their immediate family members) during the last two calendar years have had any direct or indirect interest, the value of which exceeds $120,000, in the Monetta Trust’s investment adviser, principal underwriter, or any company (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with the above listed companies.

None of the independent Trustees (or their immediately family members) have had any material interest in any transaction, or series of transactions, during the last two calendar years, in which the amount exceeds $120,000 and to which any of the following persons was a party: Monetta Trust, any series of the Monetta Trust, an officer of the Monetta Trust, any fund or hedge fund managed by the Adviser, or the Monetta Trust’s investment adviser, principal underwriter, or any company (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with the above listed companies.

None of the independent Trustees (or their immediately family members) have had any direct or indirect relationships during the last two years, in which the amount exceeds $120,000 and to which any of the following persons was a party: Monetta Trust, any series of the Monetta Trust, an officer of the Monetta Trust, any fund or hedge fund managed by the Adviser, or the Monetta Trust’s investment adviser, principal underwriter, or any company (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with the above listed companies.

None of the officers of the Monetta Trust’s investment adviser, principal underwriter, or any company (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with the above listed companies have served during the last two years on the board of directors of a company where an independent Trustee (or their immediate family members) served as an officer.

INVESTMENT ADVISER

Adviser
The investment adviser for the Monetta Trust is Monetta Financial Services, Inc. (the “Adviser”). Under an Investment Advisory Agreement with respect to each Fund, the Adviser provides various services to the Monetta Fund and Young Investor Growth Fund. A description of the responsibilities of the Adviser appears in the “Management” section of the Prospectus.

An Investment Advisory Agreement between each Fund and the Adviser will remain in effect as to a Fund indefinitely, provided continuance is approved at least annually by vote of the holders of a majority of the outstanding shares of the Fund or by the Board; and further provided that such continuance is also approved annually by the vote of a majority of the Trustees of the Monetta Trust who are not parties to the Investment Advisory Agreement or “interested person”, as that term is defined in the 1940 Act (the “Independent Trustees”), of parties to the Investment Advisory Agreement or interested persons of such parties, cast in person at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreement may be terminated without penalty by the Funds or the Adviser upon 60 days’ prior written notice; it automatically terminates in the event of its assignment.

Pursuant to the Investment Advisory Agreement, the Adviser is responsible for determining the investment selections for a Fund in accordance with the Fund’s investment objectives and policies stated above, subject to the direction and control of the Board. The Adviser pays the salaries and fees of all officers and Trustees who are affiliated persons of the Adviser. The Adviser also provides the Funds with office space and furnishes executive and other personnel to the Funds and is responsible for providing or overseeing the Funds’ day-to-day management and administration.

Robert S. Bacarella, an interested Trustee and the Principal Executive Officer and President of the Trust, controls the Adviser through his ownership of 80.2% of the outstanding voting stock of the Adviser and by serving as a Director, Chairman, Chief Executive Officer and President of the Adviser.

For the services provided to the Funds, the Adviser is paid a monthly fee, based on a percentage of the average net assets of each fund. For the fiscal years indicated below, the Funds paid the following investment management fees:

Investment Management Fees Accrued During Fiscal Year Ended December 31,
Fund	2023	2022	2021
Monetta Fund	$625,331	$644,847	$776,496
Young Investor Growth Fund	$194,432	$216,913	$285,170

The above table shows gross management fees earned by the Adviser with respect to each Fund, before any fees waived or expenses reimbursed.

The Funds pay all operating expenses not expressly assumed by the Adviser, including custodial and transfer agency fees, federal and state securities registration fees, legal and audit fees, and brokerage commissions and other costs associated with the purchase and sale of portfolio securities.

Portfolio Managers
The Adviser manages the Monetta Fund and Young Investor Growth Fund through the use of co-managers. Mr. Robert S. Bacarella and Mr. Robert J. Bacarella co-manage the Monetta Fund and Young Investor Growth Fund by collaborating on all investment decisions.

Mr. Robert S. Bacarella has been Chairman and CEO of the Adviser since October 1996; Director of the Adviser since 1984; and President of the Adviser since 1984. He served as the portfolio manager or co-manager of the Monetta Fund and the Young Investor Growth Fund since inception. Mr. Bacarella was Director - Pension Fund Investments for Borg-Warner Corporation until 1989. He received his Bachelors Degree in Finance and Accounting from St. Joseph’s College and his MBA from Roosevelt University.

Mr. Robert J. Bacarella, CPA, joined the Adviser in September 2008 as a security analyst and has been the co-manager of the Monetta Fund and the Young Investor Growth Fund since December 2009. He has been Vice-President, Treasurer, Chief Financial Officer and Director of the Adviser since 2009. Prior to joining the Adviser, Mr. Bacarella was an audit manager at MidAmerica Bank from 2005 to 2008, was a senior auditor at JPMorgan Chase from 2002 to 2005, and Ernst & Young LLP from 1999 to 2002. He received his Bachelor’s Degree in Accounting and Management Information Systems from Miami University and his MBA from DePaul University. He is a Certified Public Accountant.

Other Accounts Managed
The portfolio managers of the Adviser do not manage portfolios other than those of the Monetta Trust, which is the Adviser’s only client.

Potential conflicts of interest may arise between the funds managed by the Adviser, for example between funds that may each invest in the same security. The Adviser allocates investment decisions across all the funds in a particular strategy in order to limit the conflicts involved in managing multiple funds. Differences in investments are a result of individual fund investment strategies and restrictions or the timing of additions and withdrawals of amounts subject to account management.

Compensation
Mr. Robert S. Bacarella and Mr. Robert J. Bacarella are compensated by the Adviser for their services as portfolio managers and receive compensation that is a combination of salary and a bonus based on the profitability of the Adviser.

The dollar range of shares beneficially owned by them in the Funds for which they serve as portfolio managers for the year ended December 31, 2023, are as follows:

Name	Monetta Fund	Young Investor Growth Fund
Robert S. Bacarella	Over $1,000,000	Over $1,000,000
Robert J. Bacarella	$100,001 - $500,000	$100,001 - $500,000

Code of Ethics
The Trust and the Adviser have each adopted codes of ethics that meet the requirements of Rule 17j-1 of the 1940 Act and Rule 204A-1 of the Investment Advisers Act of 1940 (each a “Code of Ethics”). Each Code of Ethics was designed to ensure that the interests of a Fund’s shareholders come before the interests of the people who manage the Fund. Among other provisions, each Code of Ethics prohibits portfolio managers and other investment personnel from entering into any securities transaction (including, but not limited to, those involving initial public offerings and securities sold in private placements) in which the person has, or by reason of the transaction acquires, any direct or indirect beneficial ownership without the prior approval of the Funds’ compliance officer or designee. The Distributor (as defined below) relies on the principal underwriters exception under Rule 17j-1(c)(3) from the requirement to adopt a code of ethics pursuant to Rule 17j-1 because the Distributor is not affiliated with the Trust or the Adviser, and no officer, director, or general partner of the Distributor serves as an officer, director, or general partner of the Trust or the Adviser.

Copies of each Code of Ethics may be found on the SEC’s website at https://www.sec.gov/ in the exhibits to the Funds’ registration statement on Form N-1A.

SERVICE PROVIDERS

Fund Accountant and Administrator
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), with its principal business office located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the Funds’ accountant and administrator. Fund Services is an indirect wholly-owned subsidiary of U.S. Bancorp and an affiliate of the Funds’ distributor and custodian.

The Trust and Fund Services have entered into an administration agreement (the “Administration Agreement”), under which the Administrator provides the Trust with administrative services (other than investment advisory services) and accounting services, including portfolio accounting services, tax accounting services and furnishing financial reports.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

For the three most recently completed fiscal years ended December 31, the Funds paid the following amounts for administrative services:

Administration Fees Accrued During Fiscal Year Ended December 31,
Fund	2023	2022	2021
Monetta Fund	$42,620	$41,388	$43,242
Young Investor Growth Fund	$42,255	$39,349	$38,245

Distributor
The shares of each Fund are offered for sale on a continuous basis through Quasar Distributors, LLC (“Distributor”), a registered broker-dealer, pursuant to a written Distribution Agreement with the Monetta Trust. The Agreement continues from year to year, provided such continuance is approved annually (i) by a majority of the Board members or by a majority of the outstanding voting securities of each fund and (ii) by a majority of the Board members who are not parties to the Agreement or interested persons of any such party. There are no sales commissions or charges directly to shareholders of the Monetta Trust. For the Monetta Fund, the Adviser pays all the fees and expenses of the Distributor.

As agent, the Distributor offers shares of the Monetta Fund to investors at net asset value, without sales commissions or other sales load. The Distributor offers all of the Funds’ shares only on a best-efforts basis.

The distribution of shares for the Young Investor Growth Fund is discussed below in the section titled “Distribution of Shares – Rule 12b-1 Plan”.

Quasar Distributors, LLC’s principal business location is 3 Canal Plaza, Suite 100, Portland, ME 04101.

Transfer Agent
U.S. Bancorp Fund Services, LLC (the “Transfer Agent”), has been retained by the Funds to act as transfer agent, dividend disbursing agent, and shareholder servicing agent. Its responsibilities include: responding to shareholder inquiries and instructions concerning their accounts; crediting and debiting shareholder accounts for purchases and redemptions of Fund shares and confirming such transactions; updating of shareholder accounts to reflect declaration and payment of dividends; and preparing and distributing quarterly statements to shareholders regarding their accounts.

Custodian
U.S. Bank N.A., 1555 N. Rivercenter Drive, Suite 302, Milwaukee, WI 53212 is the custodian for the Funds. It is responsible for holding all securities and cash of the Funds, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses of the Funds and performing other administrative duties, all as directed by authorized persons of the Funds. The custodian does not exercise any supervisory function in such matters as purchase and sale of portfolio securities, payment of dividends, or payment of expenses of the Funds. The Funds have authorized the custodian to deposit certain portfolio securities in central depository systems as permitted under federal law. The Funds may invest in obligations of the custodian and may purchase from, or sell securities to, the custodian.

Sub-Transfer Agent
Firms that establish omnibus or networked level 3 accounts and provide substantially the same services to their clients as are provided by the Transfer Agent to direct shareholders of the Funds may receive sub-transfer agent fees for such services from the respective Fund. Such fees may not exceed the amounts set by the Board, including a majority of the Independent Trustees. In certain instances, distributors or servicing agents may charge higher fees than the Board has approved. In these cases, the Adviser pays the additional amount.

In an omnibus account, the Funds maintain a single account in the name of a financial intermediary such as a broker, dealer, record-keeper or other service provider and the financial intermediary maintains all of the individual shareholder accounts. Likewise, for many retirement plans, a third party administrator may open an omnibus account with the Funds and the administrator will then maintain all of the participant accounts. The Distributor (and, in certain cases, the Adviser), on behalf of the Funds, enters into agreements whereby the Funds are charged by the financial intermediary or administrator for record-keeping and shareholder services. Certain of those agreements are described in this Statement of Additional Information.

Record-keeping and shareholder services typically include: (i) establishing and maintaining shareholder accounts and records; (ii) recording shareholder account balances and changes thereto; (iii) arranging for the wiring of funds; (iv) providing statements to shareholders; (v) furnishing proxy materials, periodic reports of the Funds, prospectuses and other communications to shareholders as required; (vi) transmitting shareholder transaction information; and (vii) providing information in order to assist the Funds in their compliance with federal and state securities laws. Each Fund typically would be paying these shareholder servicing fees directly, were it not that the financial intermediary holds all customer accounts in a single omnibus account with the Funds.

Independent Registered Public Accounting Firm
Cohen & Company, Ltd. (“Cohen”), 342 North Water Street, Suite 830, Milwaukee, Wisconsin 53202, serves as independent registered public accounting firm for each of the Funds. Cohen audits and reports on the Funds’ annual financial statements, reviews certain regulatory reports and reviews and signs the Funds’ federal, state and excise tax returns, meets with the Audit Committee of the Board, and performs other professional accounting, auditing and tax services when engaged to do so by the Funds. Shareholders will receive annual audited financial statements.

Legal Counsel
Thompson Hine LLP, 41 S. High Street, Suite 1700, Columbus, OH 43215, serves as counsel to the Trust and the Independent Trustees.

Compliance Services Provider
Adviser Compliance Associates, LLC, 3 Canal Plaza, Suite 100, Portland, Maine 04101, provides compliance support services to the Trust. For its services and for the services of the Trust’s Chief Compliance Officer, the Trust pays ACA Group $12,600 per quarter, which amount is allocated as a percent of net assets among each series of the Trust.

DISTRIBUTION OF SHARES – RULE 12b-1 PLAN

Distribution Plans
The Young Investor Growth Fund has adopted a Service and Distribution Plan under which such plan reimburses the Distributor for some of its distribution expenses. The Monetta Fund has not adopted a Service and Distribution Plan. The Service and Distribution Plan was approved by the Board in accordance with Rule 12b-1 under the 1940 Act. Rule 12b-1 regulates the manner in which a mutual fund may assume costs of distributing and promoting the sale of its shares. Payments pursuant to the Service and Distribution Plan are included in the operating expenses of the Young Investor Growth Fund.

Payments under the Service and Distribution Plan may be up to an annual rate of up to 0.25% of the average daily net asset value for the Young Investor Growth Fund. Such payments are made to reimburse the Distributor for the fees it pays to its salespersons and other firms for selling shares, servicing its shareholders and maintaining its shareholder accounts. Normally, servicing fees are paid at an annual rate of 0.25% of the average net asset value of the accounts serviced and maintained on the books of the Young Investor Growth Fund.

Additional Information Concerning the Distribution Plans
In addition, to the extent that any investment advisory fees paid by the Young Investor Growth Fund may be deemed to be indirectly financing any activity that primarily is intended to result in the sale of fund shares within the meaning of Rule 12b-1, the Service and Distribution Plan authorizes the payment of such fees.

The Service and Distribution Plan continues annually so long as it is approved in the manner provided by Rule 12b-1 or unless earlier terminated by vote of the majority of the Independent Trustees or a majority of the Young Investor Growth Fund’s outstanding class of shares. The Distributor is required to furnish quarterly written reports to the Board detailing the amounts expended under the Service and Distribution Plan. The Service and Distribution Plan may be amended, provided that all such amendments comply with the applicable requirements then in effect under Rule 12b-1. Currently, Rule 12b-1 provides that as long as the Service and Distribution Plan is in effect, the Monetta Trust must commit the selection and nomination of candidates for new Independent Trustees to the sole discretion of the existing Independent Trustees.

The following table shows the allocation of 12b-1 fees incurred by the Young Investor Growth Fund, during the fiscal year ended December 31, 2023:

Actual Rule 12b-1 Expenditures Incurred by the Young Investor Growth Fund During the Fiscal Year Ended December 31, 2023
Total Dollars Allocated
Advertising	$14,000
Printing and mailing of Prospectus to other than current shareholder	$0
Compensation to personnel	$0
Compensation to Broker-Dealers	$44,369
Compensation to Sales Personnel	$0
Other –State registration filing fees	$0
Other –Distributor charges	$14,280
Other –Marketing expenses	$0
Total	$72,649

It is the opinion of the Board that the 12b-1 Plan is necessary to maintain a flow of subscriptions to offset redemptions and to encourage sales of shares to permit the Young Investor Growth Fund to reach an economically viable size. Redemptions of mutual fund shares are inevitable. If redemptions are not offset by subscriptions, a fund shrinks in size and its ability to maintain quality shareholder services declines. Eventually, redemptions could cause a fund to become unprofitable. Furthermore, an extended period of significant net redemptions may be detrimental to the orderly management of the portfolio. The offsetting of redemptions through sales efforts benefits shareholders by maintaining the viability of a fund. Additional benefits may accrue from net sales of shares relative to portfolio management and increased shareholder servicing capability. Increased assets enable a fund to further diversify its portfolio, which spreads and reduces investment risk while increasing opportunity. In addition, increased assets enable the establishment and maintenance of a better shareholder servicing staff, which can respond more effectively and promptly to shareholder’s inquiries and needs.

PORTFOLIO TRANSACTIONS AND BROKERAGE

The Adviser has discretion to select brokers, dealers, and market makers to execute portfolio transactions. The main objective is to seek the best combination of net price and execution for the Funds. When executing transactions for the Funds, the Adviser will consider all factors it deems relevant, including the execution capability of the broker-dealer; the size of the transaction, the difficulty of the execution, the operational facilities of the broker-dealer; the risk to the broker-dealer of positioning a block of securities; and the overall quality of brokerage and research services provided by the broker-dealer. Transactions of the Funds in the over-the-counter market are executed with primary market makers acting as principal except where it is believed that better prices and execution may be obtained otherwise.

In selecting brokers or dealers to execute particular transactions and in evaluating the best net price and execution available, the Adviser is authorized to consider “brokerage and research services” (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), statistical quotations (specifically the quotations necessary to determine the Funds’ asset values) and other information provided to the Funds or the Adviser. The Adviser is also authorized to cause the Funds to pay a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction. The Adviser must determine in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided, viewed in terms of that particular transaction or in terms of all the accounts over which the Adviser exercises investment discretion. It is possible that certain of the services received by the Adviser attributable to a particular transaction will benefit one or more other accounts for which investment discretion is exercised by the Adviser.

In valuing research services, the Adviser makes a judgment of the usefulness of research and other information provided by a broker to the Adviser in managing the Funds’ investment portfolios. In some cases, such information, including data or recommendations concerning particular securities, relates to the specific transaction placed with the broker. In general, however, the research consists of a wide variety of information concerning companies, industries, investment strategy and economic, financial and political conditions and prospects useful to the Adviser in advising the Funds.

The Adviser is the principal source of information and advice to the Funds and is responsible for making and initiating the execution of investment decisions by the Funds. However, the Board recognizes that it is important for the Adviser, in performing its responsibilities to the Funds, to continue to receive and evaluate the broad spectrum of economic and financial information that many securities brokers have customarily furnished in connection with brokerage transactions. In compensating brokers for their services, it is in the interest of the Funds to take into account the value of the information received for use in advising the Funds. The extent, if any, to which the obtaining of such information may reduce the expenses of the Adviser in providing management services to the Funds is not determinable. In addition, it is understood by the Board that, should the Adviser manage accounts separate from the Funds, other clients of the Adviser might also benefit from the information obtained for the Funds, in the same manner that the Funds might also benefit from the information obtained by the Adviser in performing services for others.

The following table shows the aggregate amount of brokerage transactions and related commissions paid by each Fund for the three most recently completed fiscal years ended December 31, and all of those commissions were paid to brokers and dealers that provided research services to the Adviser. In accordance with the safe harbor under Section 28(e) of the Exchange Act of 1934, the Adviser may allocate a portion of such commissions to soft dollar credits.

	2023		2022		2021
Fund	Aggregate Dollar Amount of Brokerage Transactions	Amount of Related Commissions	Aggregate Dollar Amount of Brokerage Transactions	Amount of Related Commissions	Aggregate Dollar Amount of Brokerage Transactions	Amount of Related Commissions
Monetta Fund	$67,791,850	$20,879	$113,427,726	$48,794	$92,010,606	$42,470
Young Investor Growth Fund	$8,891,678	$1,800	$14,672,194	$7,185	$22,144,747	$5,703

Aggregation and Allocation of Trades
The Adviser typically aggregates Funds’ purchase or sale orders into blocks for execution in order to achieve more efficient execution, lower per share brokerage costs and, in the aggregate, better and fairer prices. Where purchases or sales are made on a block basis, price and per share commission and transaction costs are allocated to each advisory client on a pro rata basis subject to available cash, account restrictions, and other relevant investment factors. The Adviser endeavors to allocate investment opportunities fairly over time. The Adviser will not favor any Fund account.

The Adviser and its affiliates, Officers, Directors and employees may, from time to time, have long or short positions in, and buy or sell, the securities or derivatives of companies held, purchased or sold by the Funds. The Adviser has adopted guidelines to avoid any conflict of interest between the interests of Monetta Trust, affiliates, Officers, Trustees, Directors and employees. In any situation where the potential for conflict exists, transactions for the Funds take precedence over any Adviser or affiliate transactions. Guidelines include a restriction on trading in any security which has a conflicting order pending or where the Adviser is actively considering a purchase or sale of the same security.

The Adviser does not execute personal trades for its employees, officers, or directors.

PORTFOLIO TURNOVER

Portfolio turnover is a function of individual stock price volatility, reflecting both price direction and volume. The Monetta Fund normally pursues a selling discipline that seeks to preserve capital gains and limit losses. This approach can result in above-average trading volume, especially during periods of decline. For the fiscal years indicated below, the portfolio turnover rates for the Funds were as follows:

Portfolio Turnover Paid During Fiscal Year Ended December 31,
Fund	2023	2022
Monetta Fund	51.7%	85.9%
Young Investor Growth Fund	6.2%	11.3%

PROXY VOTING POLICY

The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Funds to the Adviser. The Adviser will vote such proxies in accordance with its Proxy Voting Policies and Procedures (the “Proxy Policies”), a summary of which may be found below.

For any conflicts that may arise between the interests of a Fund and the interests of the respective investment advisers, principal underwriter, or any affiliated person(s) of the Funds, the Proxy Policies will be followed.

Proxy voting records for the Funds for the most recent 12-month period ended June 30 are available without charge, upon request, by calling the Funds at 1-800-MONETTA. This information also is available on the Securities and Exchange Commission’s website at https://www.sec.gov/.

Summary of Proxy Policies
In accordance with applicable regulations and law, the Adviser is providing this summary of its Proxy Policies concerning proxies voted by the Adviser on behalf of each Fund. The Adviser’s Proxy Policies are subject to change as necessary to remain current with applicable rules and regulations and the Adviser’s internal policies and procedures.

It is generally the policy of the Adviser to vote its investment responsibility shares in favor of proposals recommended by the issuer’s board of directors.

Adviser has established general guidelines for voting proxies on the Funds. These generally guide the Adviser’s decision-making. There may be cases in which particular circumstances lead the Adviser to vote an individual proxy differently than otherwise stated within its general proxy voting guidelines. In certain circumstances, the Adviser may refrain from voting shares.

For each proxy, the Adviser maintains records as required by applicable law. Proxy voting information is provided to the Board on a quarterly basis. A respective Fund’s shareholder may request a copy of the Adviser’s Proxy Voting Policies and Procedures, or a copy of the specific voting record for the respective Fund, by calling the Adviser at 1-800-MONETTA, or writing to Monetta Financial Services, Inc., 1776-A South Naperville Rd., Suite 100, Wheaton, IL 60189.

MARKETING AND SUPPORT PAYMENTS

The Adviser, out of its own resources and without additional cost to a Fund or its shareholders, may provide additional cash payments or other compensation to certain Financial Intermediaries who sell shares of the Funds. The Adviser does not currently intend to make such payments, but reserves the right to initiate payments in the future without notice to shareholders. These payments may be divided into categories as follows:

Support Payments
Payments may be made by the Adviser to certain Financial Intermediaries in connection with the eligibility of the Funds to be offered in certain programs and/or in connection with meetings between each Fund’s representatives and Financial Intermediaries and their sales representatives. Such meetings may be held for various purposes, including providing education and training about the Funds and other general financial topics to assist Financial Intermediaries’ sales representatives in making informed recommendations to, and decisions on behalf of, their clients.

Entertainment, Conferences and Events
The Adviser also may pay cash or non-cash compensation to sales representatives of financial intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainments; and/or (iii) sponsorship support for the financial intermediary’s client seminars and cooperative advertising. In addition, the Adviser pays for exhibit space or sponsorships at regional or national events of financial intermediaries.

The prospect of receiving, or the receipt of additional payments or other compensation as described above by financial intermediaries may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of the Fund, and other mutual funds whose affiliates make similar compensation available, over sale of shares of mutual funds (or non-mutual fund investments) not making such payments. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to each Fund’s shares.

As of December 31, 2020, the Adviser does not have agreements with any firms to pay such Support Payments. Future Support Payments may be structured in three ways: (i) as a percentage of net sales; (ii) as a percentage of net assets; and/or (iii) a flat fee.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The information provided below supplements the information contained in the Funds’ Prospectus regarding the purchase and redemption of each Fund’s shares.

How to Buy Shares
In addition to purchasing shares directly from the Funds, you may purchase shares of the Funds from certain financial intermediaries and their agents that have made arrangements with the Fund and are authorized to buy and sell shares of the Fund (collectively, “Financial Intermediaries”). Investors should contact their Financial Intermediary directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged. If you transmit your order to these Financial Intermediaries before the close of regular trading (generally 3:00 p.m., Central time) on a day that the NYSE is open for business, your order will be priced at a Fund’s NAV next computed after it is received by the Financial Intermediary. Investors should check with their Financial Intermediary to determine if it is subject to these arrangements.

The public offering price of a Fund’s shares is its NAV. Shares are purchased at the public offering price next determined after the transfer agent receives your order in proper form as discussed in the Funds’ Prospectus. In order to receive that day’s public offering price, the transfer agent must receive your order in proper form before the close of regular trading on the NYSE, generally 3:00 p.m., Central time.

The Funds reserve the right in their sole discretion (1) to suspend the continued offering of a Fund’s shares, (2) to reject purchase orders in whole or in part when in the judgment of the Adviser or such rejection is in the best interest of each Fund, and (3) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of a Fund’s shares.

In addition to cash purchases, Fund shares may be purchased by tendering payment in-kind in the form of shares of stock, bonds or other securities. Any securities used to buy Fund shares must be readily marketable, their acquisition consistent with each Fund’s objective and otherwise acceptable to the Adviser and the Board.

How to Sell Shares and Delivery of Redemption Proceeds
You can sell Fund shares any day the NYSE is open for regular trading. Payments to shareholders for Fund shares redeemed directly from a Fund will be made as promptly as possible, but no later than seven days after receipt by the transfer agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that a Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of each Fund’s shareholders. Under unusual circumstances, a Fund may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.

The value of shares on redemption or repurchase may be more or less than the investor’s cost, depending upon the market value of each Fund’s portfolio securities at the time of redemption or repurchase.

Telephone Instructions
As described in the Prospectus, shareholders with telephone privileges established on their account may redeem up to $50,000 of a Fund’s shares by telephone. Upon receipt of any instruction or inquiry from a person claiming to be a shareholder, each Fund or its authorized agents may carry out the instruction and/or respond to the inquiry consistent with the shareholder’s previously established account service options. For joint accounts, instructions or inquiries from either party will be carried out without prior notice to the other account owners. In acting upon telephone instructions, each Fund and its agents use procedures that are reasonably designed to ensure that such instructions are genuine. These include recording all telephone calls, requiring pertinent information about the account and sending written confirmation of each transaction to the registered owner.

The transfer agent will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine. If the transfer agent fails to employ reasonable procedures, a Fund and the transfer agent may be liable for any losses due to unauthorized or fraudulent instructions. If these procedures are followed, however, to the extent permitted by applicable law, neither Fund nor its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request. For additional information, contact the transfer agent.

During periods of unusual market changes and shareholder activity, you may experience delays in contacting the transfer agent by telephone. In this event, you may wish to submit a written request, as described in the Prospectus. Telephone privileges may be modified or terminated without notice.

Redemptions In-Kind
The Trust has filed an election under SEC Rule 18f-1 under the 1940 Act committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (in excess of the lesser of (1) $250,000 or (2) 1% of the net asset value of a Fund). Each Fund has reserved the right to pay the redemption price of their shares in excess of the amounts specified by the rule, either totally or partially, by a distribution in-kind of portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV for the shares being sold. If a shareholder receives a distribution in-kind, the shareholder could incur brokerage or other charges in converting the securities to cash and would bear any market risks associated with such securities until they are converted into cash. A redemption in-kind is treated as a taxable transaction and a sale of the redeemed shares, generally resulting in capital gain or loss to you, subject to certain loss limitation rules.

Each Fund does not intend to hold any significant percentage of its portfolio in illiquid securities, although each Fund, like virtually all mutual funds, may from time to time hold a small percentage of securities that are illiquid. In the unlikely event a Fund were to elect to make an in-kind redemption, the Fund expects that it would follow the normal protocol of making such distribution by way of a pro rata distribution based on its entire portfolio. To the extent a Fund holds illiquid securities, such distribution may contain a pro rata portion of such illiquid securities or the Fund may determine, based on a materiality assessment, not to include illiquid securities in the in-kind redemption. Each Fund does not anticipate that they would ever selectively distribute a greater than pro rata portion of any illiquid securities to satisfy a redemption request. If such securities are included in the distribution, shareholders may not be able to liquidate such securities and may be required to hold such securities indefinitely. Shareholders’ ability to liquidate such securities distributed in-kind may be restricted by resale limitations or substantial restrictions on transfer imposed by the issuers of the securities or by law. Shareholders may only be able to liquidate such securities distributed in-kind at a substantial discount from their value, and there may be higher brokerage costs associated with any subsequent disposition of these securities by the recipient.

PRICING SHARES

Net Asset Value
The net asset value (“NAV”) per share of a Fund is determined every business day as of the close of the NYSE (generally 3:00 p.m. Central Time), and at such other times as may be necessary or appropriate. The Funds do not determine NAV on certain national holidays or other days on which the NYSE is closed: New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV per share is computed by dividing the value of a Fund’s total assets, less its liabilities, by the total number of shares outstanding.

Certain brokers and certain designated intermediaries on their behalf may accept purchase and redemption orders. The Funds will be deemed to have received such an order when the broker or the designee has accepted the order. Customer orders are priced at the NAV next computed after such acceptance. Such orders may be transmitted to the Funds or their agents several hours after the time of the acceptance and pricing.

The Funds strictly prohibit late day trading. Orders for purchases and sales must be placed on or before the close of the NYSE to receive that day’s share price. If an order is received after the close of the NYSE, the order is processed at the NAV next calculated on the following business day. In addition, all broker-dealers and administrators are required by contract (and, in the case of broker-dealers, by regulation) to only execute orders that are placed at or before the close of the NYSE. However, the Funds and their agents cannot ensure that orders transmitted to the Funds or their agents as orders received by the close of the NYSE on a given day were in fact received by the intermediary by that time.

Valuation
The Funds’ securities are valued as follows: Securities for which market quotations are readily available are valued at the last sale price on the national securities exchange on which such securities are primarily traded, and, in the case of securities reported on the NASDAQ system, are valued based on the NASDAQ Official Closing Price. If a closing price is not reported, equity securities are valued at the mean between the most recent bid and ask quotation. Debt securities are valued on the basis of market quotations. Investments in registered open-end management companies, including money market funds, will be valued based on the NAV of such investment.

In the event that the Adviser determines that market quotations are not available for any security, a fair value of such security will be determined in accordance with procedures established by the Board’s Executive Committee. Market quotations also may be deemed unavailable in other contexts, where the Adviser reasonably believes a quotation does not reflect the price as of the market close. The Funds have adopted procedures for monitoring significant events, which the Trust defines as an event that could materially affect the value of a security that has occurred between the time of the security’s last close and the time of which the NAV is calculated. In the event the Adviser becomes aware of a significant event that may materially affect the value of a security, a fair value of such security will be determined in accordance with procedures established by the Board.

Foreign securities may impose additional fair valuation considerations due to the potential for market timing activity. For the purposes of valuation, the Funds define a foreign security as a security that trades solely or principally on a foreign exchange or other foreign market and for which no ADR, GDR, or other receipt exists. In the event that the Funds purchased a foreign security, additional procedures would be established and used as described in the valuation procedures established by the Board.

DIVIDENDS, CAPITAL GAINS AND TAXES

Distributions
Dividends from net investment income and distributions from net gains from the sale of securities are generally made annually for the Funds. Also, the Funds typically distribute any undistributed net investment income on or about December 31 of each year. Any net capital gains realized through the period ended October 31 of each year will also typically be distributed by November 30 of each year.

Each Fund’s distribution is accompanied by a brief explanation of the form and character of the distribution. In February of each year, the Funds will issue a statement of the federal income tax status of all distributions to each shareholder.

Tax Information
Each series of the Trust is treated as a separate entity for federal income tax purposes. Each Fund has elected to qualify and intends to continue to qualify to be treated as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing and amount of distributions. The Funds’ policy is to distribute to its shareholders all of its investment company taxable income and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Funds will not be subject to any federal income or excise taxes. However, the Funds can give no assurances that their distributions will be sufficient to eliminate such taxes. To comply with the requirements of the Code, each Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (1) at least 98% of its ordinary income for such year, (2) at least 98.2% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 during such year and (3) any amounts from the prior calendar year that were not distributed and on which a Fund paid no federal income tax. If a Fund fails to qualify as a regulated investment company under Subchapter M, it will be taxed as a corporation.

Each Fund’s ordinary income generally consists of interest and dividend income, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carry-forward of the Funds.

Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income. Under current law, a portion of the distributions paid by a Fund to individual shareholders may be qualified dividends currently eligible for taxation at long-term capital gain rates to the extent a Fund designates the amount distributed as a qualifying dividend and certain holding period requirements are met. In the case of corporate shareholders, a portion of the distributions may qualify for the inter-corporate dividends received deduction to the extent a Fund designates the amount distributed as a qualifying dividend and if holding period requirements are satisfied. The aggregate amount so designated to either individual or corporate shareholders cannot, however, exceed the aggregate amount of qualifying dividends received by a Fund for its taxable year. In view of each Fund’s investment policy, it is expected that dividends from domestic corporations will be part of each Fund’s gross income and that, accordingly, part of the distributions by a Fund may be eligible for treatment as qualified dividend income for individual shareholders and the dividends-received deduction for corporate shareholders. However, the portion of a Fund’s gross income attributable to qualifying dividends is largely dependent on the Fund’s investment activities for a particular year and therefore cannot be predicted with any certainty. The reduced tax rate or deduction may be reduced or eliminated if Fund shares held by an individual investor are held for less than 61 days, or Fund shares held by a corporate investor are treated as debt-financed or are held for less than 46 days.

Each Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations.

Under the Code, the Funds will be required to report to the Internal Revenue Service (“IRS”) all distributions of ordinary income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax currently at the rate of 24% in the case of non-exempt shareholders who fail to furnish a Fund with their correct taxpayer identification numbers and with required certifications regarding their status under the federal income tax law or if the IRS notifies a Fund that such backup withholding is required. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide the Funds with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. Each Fund reserves the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

Each Fund in the Trust will not be subject to corporate income tax in the Commonwealth of Massachusetts as long as they qualify as a regulated investment company for federal income tax purposes. Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment.

For taxable years beginning after December 31, 2012, certain U.S. shareholders, including individuals and estates and trusts, will be subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from the Funds and net gains from the disposition of shares of the Funds. U.S. shareholders are urged to consult their own tax advisers regarding the implications of the additional Medicare tax resulting from an investment in the Funds.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Funds, including the possibility that such a shareholder may be subject to a U.S. withholding tax currently at a rate of 30% (or at a lower rate under an applicable income tax treaty) on Fund distributions.

In addition, the foregoing discussion of tax law is based on existing provisions of the Code, existing and proposed regulations thereunder, and current administrative rulings and court decisions, all of which are subject to change. Any such changes could affect the validity of this discussion. The discussion also represents only a general summary of tax law and practice currently applicable to the Funds and certain shareholders therein, and, as such, is subject to change. In particular, the consequences of an investment in shares of the Funds under the laws of any state, local or foreign taxing jurisdictions are not discussed herein. Each prospective investor should consult his or her own tax adviser to determine the application of the tax law and practice in his or her own particular circumstances.

Payments to a shareholder that is either a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Foreign Account Tax Compliance Act (“FATCA”) may be subject to a generally nonrefundable 30% withholding tax on: (a) income dividends paid by a Fund after June 30, 2014 and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2017. FATCA withholding tax generally can be avoided: (a) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reports information relating to them. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

SIGNIFICANT SHAREHOLDERS

As of March 31, 2024, the Trustees and officers of the Trust, as a group, owned the following percentages of the outstanding shares of each Fund:

Monetta Fund	3.47%
Young Investor Growth Fund	4.44%

As of March 31, 2024, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% or more of the shares of a Fund. The Funds believe that most of the shares referred to below were held by the persons indicated in accounts for their fiduciary, agency or custodial customers. Any shareholder listed below as owning 25% or more of the outstanding shares of a Fund may be presumed to “control” (as that term is defined in the 1940 Act) the Fund. Shareholders controlling a Fund could have the ability to vote a majority of the shares of the Fund on any matter requiring the approval of Fund shareholders.
Monetta Fund

Name and Address	% of Fund	Type of Ownership	Parent Company	Jurisdiction
Charles Schwab & Co. Inc. Special Custody A/C FBO Customers Attn Mutual Funds 211 Main St. San Francisco CA 94105-1901	5.15%	Record	The Charles Schwab Corporation	DE

Young Investor Growth Fund

Name and Address	% of Fund	Type of Ownership	Parent Company	Jurisdiction
Charles Schwab AB & Co Inc Special Custody A/C FBO Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1901	24.96%	Record	The Charles Schwab Corporation	DE
National Financial Services LLC 499 Washington Blvd Fl 4th Jersey City, NJ 07310-2010	8.67%	Record	Fidelity Global Brokerage Group, Inc.	DE
Morgan Stanley Smith Barney 2000 Westchester Ave Purchase NY, 10577-2539	5.30%	Record	Morgan Stanley	DE

PERFORMANCE INFORMATION

Performance Data
From time to time, each Fund may give information about its performance by quoting figures in advertisements and sales literature. These performance figures are based on historical results and are not intended to indicate future performance. “Average Annual Total Return” represents the average annual compounded rate of return for the periods presented. Periods of less than one year are not annualized. Average annual total return measures both the net investment income generated by, and the effect of any realized or unrealized appreciation or depreciation of, the underlying investments in the fund’s portfolio. Average annual total return is calculated in accordance with the standardized method prescribed by the SEC by determining the average annual compounded rates of return over the periods indicated, that would equate the initial amount invested to the ending redeemable value, according to the following formula:

ERV = P(1+T)(n)

P = the amount of an assumed initial investment of $1,000 in fund shares;
T = average annual total return;
n = number of years from initial investment to the end of the period
ERV = ending redeemable value of $1,000 investment held until the end of such period.

This calculation: (i) assumes all dividends and distributions are reinvested at net asset value on the appropriate reinvestment dates, and (ii) deducts all recurring fees, such as advisory fees, charged as expenses to all shareholder accounts.

“Average Annual Total Return After Taxes on Distributions” adjusts the before taxes quotation for the effects of paying the highest individual marginal federal income tax rate on distributions paid by each of the Funds. Average annual total return after-taxes on distributions is calculated in accordance with the standardized method prescribed by the SEC by determining the average annual compounded rates of return over the periods indicated, that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P(1+T)(n) = ATV(D)
P = hypothetical initial payment of $1,000
T = average annual total return (after taxes on distributions)
n = number of years
ATV(D) = ending redeemable value, after taxes on fund distributions but not after taxes on sale of fund shares, at the end of the period of a hypothetical $1,000 payment made at the beginning of such period

“Average Annual Total Return After Taxes on Distributions and Sale of Fund Shares” adjusts the after-taxes quotation for the effects of paying the highest individual marginal federal income tax rate on the sale of each fund’s shares. Average annual total return after taxes on distributions and sale of fund shares is calculated in accordance with the standardized method prescribed by the SEC by determining the average annual compounded rates of return over the periods indicated, that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P(1+T)(n) = ATV(DR)
P = hypothetical initial payment of $1,000
T = average annual total return (after taxes on distributions and redemption)
n = number of years
ATV(DR) = ending redeemable value, after taxes on fund distributions and redemption, at the end of the period of a hypothetical $1,000 payment made at the beginning of such period

Advertising Information
In advertising and sales literature, a fund may compare its yield and performance with that of other mutual funds, indices or averages of other mutual funds, indices of related financial assets or data and other competing investment and deposit products available from or through other financial institutions. The composition of these indices or averages differs from that of the Funds. Comparison of a fund to an alternative investment should be made with consideration of differences in features and expected performance.

All of the indices and averages used will be obtained from the indicated sources or reporting services, which the Funds believe to be generally accurate. A fund may also note its mention in newspapers, magazines or other media from time to time. However, the Funds assume no responsibility for the accuracy of such data. Newspapers and magazines which might mention a fund include, but are not limited to, the following:

Business Week	Los Angeles Times
Chicago Tribune	Money
Chicago Sun-Times	Morningstar
Crain’s Chicago Business	Newsweek
Consumer Reports	The New York Times
Forbes	Time
Fortune	USA Today
Investor’s Business Daily	U.S. News and World Report
Kiplinger’s	The Wall Street Journal

When a newspaper, magazine, or other publication mentions a fund, such mention may include (i) listings of some or all of the fund’s holdings, (ii) descriptions of characteristics of some or all of the securities held by the fund, including price-earnings ratios, earnings, growth rates and other statistical information and comparisons of that information to similar statistics for the securities comprising any of the indices or averages listed above and (iii) descriptions of the fund’s or a portfolio manager’s economic and market outlook.

A fund’s performance is a result of conditions in the securities markets, portfolio management and operating expenses. Although information such as that described above may be useful in reviewing a fund’s performance and in providing some basis for comparison with other investment alternatives, it is not necessarily indicative of future performance and should not be used for comparison with other investments using different reinvestment assumptions or time periods.

The Funds may also compare their performances to various stock indices (groups of unmanaged common stocks), including Standard & Poor’s 500® Stock Index, the Value Line Composite Average, the Russell Indices, the NASDAQ Composite Index, the Dow Jones Industrial Average or to the Consumer Price Index or groups of comparable mutual funds, including rankings determined by Lipper Analytical Services, Inc. (an independent service that monitors the performance of over 1,000 mutual funds), Morningstar, Inc., or that of another service.

The Funds may also cite its ranking, recognition or other mention by Morningstar. Morningstar’s ranking system is based on risk-adjusted total return performance and is expressed in a star-rated format. The risk- adjusted number is computed by subtracting a fund’s risk score (which is a function of the fund’s monthly return less the 3-month Treasury bill return) from the fund’s load-adjusted total return score. This numerical score is then translated into ranking categories, with the top 10% labeled five star, the next 22.5% labeled four star, the next 35% labeled three star, and next 22.5% labeled two star, and the bottom 10% one star. A high ranking reflects either above-average performance or below-average risk or both.

FINANCIAL STATEMENTS

The financial statements for the Funds, including the Statements of Assets and Liabilities and the Statements of Operations for the fiscal year ended December 31, 2023, and the Statements of Changes in Net Assets for the fiscal years ended December 31, 2023 and 2022, are included in the Funds’ Annual Report to shareholders for the fiscal year ended December 31, 2023. Also included in the Annual Report are the financial highlights for the Funds. The Annual Report is incorporated herein by reference. You may receive copies of the report, as well as the June 30 Semi-Annual Report, without charge by calling 1-800-MONETTA.

PART C

MONETTA TRUST

OTHER INFORMATION

Item 28. Exhibits.

(a)	(i)
Agreement and Declaration of Trust for Monetta Trust, dated October 20, 1992, and Amendment No. 1, dated November 4, 1992, were previously filed with Post-Effective Amendment No. 8 on November 18, 1996 and are incorporated herein by reference.

	(ii)		Amendment No. 3, dated November 17, 2014, to the Agreement and Declaration of Trust was previously filed with Post-Effective Amendment No. 42 on April 23, 2015 and is incorporated herein by reference.
(b)			Bylaws for Monetta Trust were previously filed with Post-Effective Amendment No. 8 on November 18, 1996 and are incorporated herein by reference.
(c)			Instruments Defining Rights of Security Holders – Not Applicable.
(d)
Restated Investment Advisory Agreement of Monetta Core Growth Fund with Monetta Financial Services, Inc., dated November 16, 2018 was previously filed with Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on form N-1A on April 25, 2019, and is incorporated herein by reference.

(e)	(i)	(1)	Distribution Agreement with Quasar Distributors, LLC, dated May 1, 2002, was previously filed with Post-Effective Amendment No. 17 on May 1, 2002 and is incorporated herein by reference.
		(2)	Amendment to Distribution Agreement, dated May 1, 2007, was previously filed with Post-Effective Amendment No. 29 on April 30, 2008 and is incorporated herein by reference.
		(3)	Amendment to Distribution Agreement, dated April 10, 2008, was previously filed with Post-Effective Amendment No. 29 on April 30, 2008 and is incorporated herein by reference.
		(4)	Amendment to Distribution Agreement, dated November 5, 2009, was previously filed with Post-Effective Amendment No. 31 on March 2, 2010 and is incorporated herein by reference.
(5)
Fourth Amendment to Distribution Agreement dated April 30, 2013, was previously filed with Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on form N-1A on April 29, 2013, and is incorporated herein by reference.

(6)
Fifth Amendment to Distribution Agreement dated February 19, 2016, was previously filed with Post-Effective Amendment No. 44 to the Registrant’s Registration Statement on form N-1A on April 22, 2016, and is incorporated herein by reference.

(7)
Novation Agreement dated March 31, 2020, was previously filed with Post-Effective Amendment No. 54 to the Registrant’s Registration Statement on form N-1A on April 27, 2020, and is incorporated herein by reference.

(8)
Novation Agreement, dated September 30, 2021, was previously filed with Post-Effective Amendment No. 57 to the Registrant’s Registration Statement on form N-1A on April 27, 2023, and is incorporated herein by reference.

(f)			Bonus or Profit Sharing Contracts – Not Applicable.
(g)	(i)	(1)	Custody Agreement with U.S. Bank, N.A., dated May 1, 2007, was previously filed with Post-Effective Amendment No. 29 on April 30, 2008 and is incorporated herein by reference.
(2)
First Amendment to the Custody Agreement dated April 30, 2013, was previously filed with Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on form N-1A on April 29, 2013, and is incorporated herein by reference.

		(3)	Second Amended and Restated Custody Agreement with U.S. Bank, N.A., dated November 1, 2023 — Filed Herewith.
		(4)	First Amendment to the Second Amended and Restated Custody Agreement dated November 1, 2023 — Filed Herewith.

(h)			Other Material Contracts.
	(i)	(1)
Transfer Agent Servicing Agreement with U.S. Bancorp Fund Services, LLC, dated May 1, 2007, was previously filed with Post-Effective Amendment No. 29 on April 30, 2008 and is incorporated by reference.

		(2)	First Amendment to Transfer Agent Servicing Agreement, dated November 5, 2009, was previously filed with Post-Effective Amendment No. 31 on March 2, 2010 and is incorporated by reference.
		(3)
Second Amendment to Transfer Agent Servicing Agreement dated April 30, 2013, was previously filed with Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on form N-1A on April 29, 2013, and is incorporated herein by reference.

		(4)	Second Amended and Restated Transfer Agent Servicing Agreement dated November 1, 2023, between Registrant and U.S. Bancorp Fund Services, LLC — Filed Herewith.
		(5)	First Amendment to the Second Amended and Restated Transfer Agent Servicing Agreement, dated November 1, 2023 — Filed Herewith.
	(ii)	(1)
Agreement to Waive Fees and Reimburse Expenses Related to the Monetta Young Investor Fund, dated April 28, 2011, was previously filed with Post-Effective Amendment No. 33 on April 29, 2011 and is incorporated by reference.

		(2)
Amendment No. 1 to Agreement to Waive Fees and Reimburse Expenses related to the Monetta Young Investor Fund, dated February 15, 2013, was previously filed with Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on form N-1A on April 29, 2013, and is incorporated herein by reference.

	(iii)	(1)
Blue Sky Compliance Servicing Agreement, dated May 1, 2007 was previously filed with Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on form N-1A on April 29, 2013, and is incorporated herein by reference.

		(2)	First Amendment to Blue Sky Compliance Servicing Agreement, dated November 5, 2009, was previously filed with Post-Effective Amendment No. 31 on March 2, 2010 and is incorporated by reference.
		(3)
Second Amendment to Blue Sky Compliance Servicing Agreement dated April 30, 2013, was previously filed with Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on form N-1A on April 29, 2013, and is incorporated herein by reference.

	(iv)	(1)
Fund Accounting Servicing Agreement with U.S. Bancorp Fund Services, LLC dated September 27, 2012, was previously filed with Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on form N-1A on April 29, 2013, and is incorporated herein by reference.

		(2)
First Amendment to Fund Accounting Servicing Agreement with U.S. Bancorp Fund Services, LLC dated November 1, 2015, was previously filed with Post-Effective Amendment No. 44 to the Registrant’s Registration Statement on form N-1A on April 22, 2016, and is incorporated herein by reference.

		(3)	Second Amended and Restated Fund Accounting Servicing Agreement with U.S. Bancorp Fund Services, LLC dated November 21, 2023 — Filed Herewith.
		(4)	First Amendment to the Second Amended and Restated Fund Accounting Servicing Agreement with U.S. Bancorp Fund Services, LLC dated November 1, 2023 — Filed Herewith.
	(v)
Fund Accounting Services Agreement between Fund Services Group, LLC and Jackson Fund Services, dated January 1, 2011, was previously filed with Post-Effective Amendment No. 33 on April 29, 2011 and is incorporated by reference.

	(vi)	(1)
Fund Administration Servicing Agreement with U.S. Bancorp Fund Services, LLC dated September 27, 2012, was previously filed with Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on form N-1A on April 29, 2013, and is incorporated herein by reference.

		(2)
First Amendment to Fund Administration Servicing Agreement with U.S. Bancorp Fund Services, LLC dated November 1, 2015 was previously filed with Post-Effective Amendment No. 44 to the Registrant’s Registration Statement on form N-1A on April 22, 2016, and is incorporated herein by reference.

		(3)	Second Amended and Restated Fund Administration Servicing Agreement with U.S. Bancorp Fund Services, LLC dated November 1, 2023 — Filed Herewith.

		(4)	First Amendment to the Second Amended and Restated Fund Administration Servicing Agreement with U.S. Bancorp Fund Services, LLC dated November 1, 2023 — Filed Herewith.
		(5)	Second Amendment to the Second Amended and Restated Fund Administration Servicing Agreement with U.S. Bancorp Fund Services, LLC dated November 1, 2023 — Filed Herewith.
		(6)	Addendum to the Second Amended and Restated Fund Administration Servicing Agreement with U.S. Bancorp Fund Services, LLC dated November 1, 2023 — Filed Herewith.
(vii)
Compliance Services Agreement with Cipperman Compliance Services, LLC dated November 19, 2012, was previously filed with Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on form N-1A on April 29, 2013, and is incorporated herein by reference.

(1)
First Amendment with Adviser Compliance Associates, LLC doing business as ACA Group, dated March 1, 2023 was previously filed with Post-Effective Amendment No. 58 to the Registrant’s Registration Statement on form N-1A on April 25, 2023, and is incorporated herein by reference.

	(viii)	(1)
Powers of Attorney of John L. Guy, Jr. and Marlene Z. Hodges as Directors of Monetta Fund, Inc., dated April 29, 2003 were previously filed with Post-Effective Amendment No. 18 on April 30, 2003 and are incorporated herein by reference.

(2)
Powers of Attorney of Patricia J. Luscombe as Director of Monetta Fund, Inc., dated April 21, 2016 were previously filed with Post-Effective Amendment No. 44 to the Registrant’s Registration Statement on form N-1A on April 22, 2016, and is incorporated herein by reference.

(i)	(i)		Legal Opinion was previously filed with Post-Effective Amendment No. 42 on April 23, 2015 and is incorporated herein by reference.
	(ii)		Legal Consent — Filed Herewith.
(j)			Consent of Independent Registered Public Accounting Firm — Filed Herewith.
(k)			Omitted Financial Statements – Not Applicable.
(l)			Subscription Agreement dated January 13, 1993 was previously filed with Post-Effective Amendment No. 8 on November 18, 1996 and is incorporated by reference.
(m)
Amended and Restated Rule 12b-1 Plan was previously filed with Post-Effective Amendment No. 44 to the Registrant’s Registration Statement on form N-1A on April 22, 2016, and is incorporated herein by reference.

(n)			Rule 18f-3 Multiple Class Plan – Not Applicable.
(o)			Not applicable.
(p)			Code of Ethics.
	(i)		Code of Ethics for Registrant and the Adviser, as revised November 14, 2011, was previously filed with Post-Effective Amendment No. 35 on April 27, 2012 and is incorporated by reference.
	(ii)		Code of Ethics for Principal Underwriter — Not applicable per Rule 17j-1(c)(3).

Item 29. Persons Controlled By or Under Common Control With Registrant

The registrant does not consider that there are any persons directly or indirectly controlling, controlled by, or under common control with, the registrant within the meaning of this item. The information in the prospectus under the caption “Management of the Funds” and in the Statement of Additional Information under the captions “Investment Adviser” and “Trustees and Officers” is incorporated by reference.

Item 30. Indemnification

Article VIII of the agreement and declaration of trust of registrant (exhibit (b) to this registration statement, which is incorporated herein by reference) provides in effect that registrant shall provide certain indemnification of its trustees and officers. In accordance with Section 17(h) of the Investment Company Act, that provision shall not protect any person against any liability to the registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Adviser

The directors and officers of Monetta Financial Services, Inc. (“MFSI”) are: Robert S. Bacarella, Chairman, President and Director; Robert J. Bacarella, Chief Financial Officer, Treasurer, Secretary and Director; and John Canning, Chief Compliance Officer. The information in the Statement of Additional Information under the heading “Trustees and Officers” describing the principal occupations and other affiliations of Mr. Robert S. Bacarella, Mr. Robert J. Bacarella and Mr. John Canning are incorporated herein by reference.

Item 32. Quasar Distributors, LLC

Item 32(a)    Quasar Distributors, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.Advisor Managed Portfolios
2.Capital Advisors Growth Fund, Series of Advisors Series Trust
3.Chase Growth Fund, Series of Advisors Series Trust
4.Davidson Multi Cap Equity Fund, Series of Advisors Series Trust
5.Edgar Lomax Value Fund, Series of Advisors Series Trust
6.First Sentier American Listed Infrastructure Fund, Series of Advisors Series Trust
7.First Sentier Global Listed Infrastructure Fund, Series of Advisors Series Trust
8.Fort Pitt Capital Total Return Fund, Series of Advisors Series Trust
9.Huber Large Cap Value Fund, Series of Advisors Series Trust
10.Huber Mid Cap Value Fund, Series of Advisors Series Trust
11.Huber Select Large Cap Value Fund, Series of Advisors Series Trust
12.Huber Small Cap Value Fund, Series of Advisors Series Trust
13.Logan Capital Broad Innovative Growth ETF, Series of Advisors Series Trust
14.Medalist Partners MBS Total Return Fund, Series of Advisors Series Trust
15.Medalist Partners Short Duration Fund, Series of Advisors Series Trust
16.O'Shaughnessy Market Leaders Value Fund, Series of Advisors Series Trust
17.PIA BBB Bond Fund, Series of Advisors Series Trust
18.PIA High Yield (MACS) Fund, Series of Advisors Series Trust
19.PIA High Yield Fund, Series of Advisors Series Trust
20.PIA MBS Bond Fund, Series of Advisors Series Trust
21.PIA Short-Term Securities Fund, Series of Advisors Series Trust
22.Poplar Forest Cornerstone Fund, Series of Advisors Series Trust
23.Poplar Forest Partners Fund, Series of Advisors Series Trust
24.Pzena Emerging Markets Value Fund, Series of Advisors Series Trust
25.Pzena International Small Cap Value Fund, Series of Advisors Series Trust
26.Pzena International Value Fund, Series of Advisors Series Trust
27.Pzena Mid Cap Value Fund, Series of Advisors Series Trust
28.Pzena Small Cap Value Fund, Series of Advisors Series Trust
29.Reverb ETF, Series of Advisors Series Trust
30.Scharf Fund, Series of Advisors Series Trust

31.Scharf Global Opportunity Fund, Series of Advisors Series Trust
32.Scharf Multi-Asset Opportunity Fund, Series of Advisors Series Trust
33.Shenkman Capital Floating Rate High Income Fund, Series of Advisors Series Trust
34.Shenkman Capital Short Duration High Income Fund, Series of Advisors Series Trust
35.VegTech Plant-based Innovation & Climate ETF, Series of Advisors Series Trust
36.The Aegis Funds
37.Allied Asset Advisors Funds
38.Angel Oak Funds Trust
39.Angel Oak Strategic Credit Fund
40.Brookfield Infrastructure Income Fund, Inc.
41.Brookfield Investment Funds
42.Buffalo Funds
43.DoubleLine Funds Trust
44.EA Series Trust (f/k/a Alpha Architect ETF Trust)
45.Ecofin Tax-Advantaged Social Impact Fund, Inc.
46.AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF, Series of ETF Series Solutions
47.AAM Low Duration Preferred and Income Securities ETF, Series of ETF Series Solutions
48.AAM S&P 500 Emerging Markets High Dividend Value ETF, Series of ETF Series Solutions
49.AAM S&P 500 High Dividend Value ETF, Series of ETF Series Solutions
50.AAM S&P Developed Markets High Dividend Value ETF, Series of ETF Series Solutions
51.AAM Transformers ETF, Series of ETF Series Solutions
52.AlphaMark Actively Managed Small Cap ETF, Series of ETF Series Solutions
53.Aptus Collared Income Opportunity ETF, Series of ETF Series Solutions
54.Aptus Defined Risk ETF, Series of ETF Series Solutions
55.Aptus Drawdown Managed Equity ETF, Series of ETF Series Solutions
56.Aptus Enhanced Yield ETF, Series of ETF Series Solutions
57.Aptus Large Cap Enhanced Yield ETF, Series of ETF Series Solutions
58.Bahl & Gaynor Income Growth ETF, Series of ETF Series Solutions
59.Blue Horizon BNE ETF, Series of ETF Series Solutions
60.BTD Capital Fund, Series of ETF Series Solutions
61.Carbon Strategy ETF, Series of ETF Series Solutions
62.ClearShares OCIO ETF, Series of ETF Series Solutions
63.ClearShares Piton Intermediate Fixed Income Fund, Series of ETF Series Solutions
64.ClearShares Ultra-Short Maturity ETF, Series of ETF Series Solutions
65.Distillate International Fundamental Stability & Value ETF, Series of ETF Series Solutions
66.Distillate Small/Mid Cash Flow ETF, Series of ETF Series Solutions
67.Distillate U.S. Fundamental Stability & Value ETF, Series of ETF Series Solutions
68.ETFB Green SRI REITs ETF, Series of ETF Series Solutions
69.Hoya Capital High Dividend Yield ETF, Series of ETF Series Solutions
70.Hoya Capital Housing ETF, Series of ETF Series Solutions
71.International Drawdown Managed Equity ETF, Series of ETF Series Solutions
72.LHA Market State Alpha Seeker ETF, Series of ETF Series Solutions
73.LHA Market State Tactical Beta ETF, Series of ETF Series Solutions
74.LHA Market State Tactical Q ETF, Series of ETF Series Solutions
75.LHA Risk-Managed Income ETF, Series of ETF Series Solutions
76.McElhenny Sheffield Managed Risk ETF, Series of ETF Series Solutions
77.Nationwide Nasdaq-100 Risk-Managed Income ETF, Series of ETF Series Solutions
78.NETLease Corporate Real Estate ETF, Series of ETF Series Solutions
79.Opus Small Cap Value ETF, Series of ETF Series Solutions
80.Range Cancer Therapeutics ETF, Series of ETF Series Solutions
81.Roundhill Acquirers Deep Value ETF, Series of ETF Series Solutions
82.The Acquirers Fund, Series of ETF Series Solutions
83.The Brinsmere Fund - Conservative ETF, Series of ETF Series Solutions
84.The Brinsmere Fund - Growth ETF, Series of ETF Series Solutions
85.U.S. Global GO GOLD and Precious Metal Miners ETF, Series of ETF Series Solutions
86.U.S. Global JETS ETF, Series of ETF Series Solutions
87.U.S. Global Sea to Sky Cargo ETF, Series of ETF Series Solutions
88.US Vegan Climate ETF, Series of ETF Series Solutions

89.Vest 10 Year Interest Rate Hedge ETF, Series of ETF Series Solutions
90.Vest 2 Year Interest Rate Hedge ETF, Series of ETF Series Solutions
91.First American Funds Trust
92.FundX Investment Trust
93.The Glenmede Fund, Inc.
94.The Glenmede Portfolios
95.The GoodHaven Funds Trust
96.Harding, Loevner Funds, Inc.
97.Hennessy Funds Trust
98.Horizon Funds
99.Hotchkis & Wiley Funds
100.Intrepid Capital Management Funds Trust
101.Jacob Funds Inc.
102.The Jensen Quality Growth Fund Inc.
103.Kirr, Marbach Partners Funds, Inc.
104.Leuthold Funds, Inc.
105.Core Alternative ETF, Series of Listed Funds Trust
106.Opportunistic Trader ETF, Series of Listed Funds Trust
107.Wahed Dow Jones Islamic World ETF, Series of Listed Funds Trust
108.Wahed FTSE USA Shariah ETF, Series of Listed Funds Trust
109.LKCM Funds
110.LoCorr Investment Trust
111.MainGate Trust
112.ATAC Rotation Fund, Series of Managed Portfolio Series
113.Coho Relative Value Equity Fund, Series of Managed Portfolio Series
114.Coho Relative Value ESG Fund, Series of Managed Portfolio Series
115.Cove Street Capital Small Cap Value Fund, Series of Managed Portfolio Series
116.Ecofin Global Renewables Infrastructure Fund, Series of Managed Portfolio Series
117.Ecofin Global Water ESG Fund, Series of Managed Portfolio Series
118.Jackson Square Large-Cap Growth Fund, Series of Managed Portfolio Series
119.Jackson Square SMID-Cap Growth Fund, Series of Managed Portfolio Series
120.Kensington Active Advantage Fund, Series of Managed Portfolio Series
121.Kensington Defender Fund, Series of Managed Portfolio Series
122.Kensington Dynamic Growth Fund, Series of Managed Portfolio Series
123.Kensington Managed Income Fund, Series of Managed Portfolio Series
124.LK Balanced Fund, Series of Managed Portfolio Series
125.Muhlenkamp Fund, Series of Managed Portfolio Series
126.Nuance Concentrated Value Fund, Series of Managed Portfolio Series
127.Nuance Concentrated Value Long Short Fund, Series of Managed Portfolio Series
128.Nuance Mid Cap Value Fund, Series of Managed Portfolio Series
129.Olstein All Cap Value Fund, Series of Managed Portfolio Series
130.Olstein Strategic Opportunities Fund, Series of Managed Portfolio Series
131.Port Street Quality Growth Fund, Series of Managed Portfolio Series
132.Principal Street High Income Municipal Fund, Series of Managed Portfolio Series
133.Principal Street Short Term Municipal Fund, Series of Managed Portfolio Series
134.Reinhart Genesis PMV Fund, Series of Managed Portfolio Series
135.Reinhart International PMV Fund, Series of Managed Portfolio Series
136.Reinhart Mid Cap PMV Fund, Series of Managed Portfolio Series
137.Tortoise Energy Infrastructure and Income Fund, Series of Managed Portfolio Series
138.Tortoise Energy Infrastructure Total Return Fund, Series of Managed Portfolio Series
139.Tortoise North American Pipeline Fund, Series of Managed Portfolio Series
140.Greenspring Income Opportunities Fund, Series of Manager Directed Portfolios
141.Hood River International Opportunity Fund, Series of Manager Directed Portfolios
142.Hood River Small-Cap Growth Fund, Series of Manager Directed Portfolios
143.Mar Vista Strategic Growth Fund, Series of Manager Directed Portfolios
144.Vert Global Sustainable Real Estate ETF, Series of Manager Directed Portfolios
145.Mason Capital Fund Trust
146.Matrix Advisors Funds Trust

147.Matrix Advisors Value Fund, Inc.
148.Monetta Trust
149.Nicholas Equity Income Fund, Inc.
150.Nicholas Fund, Inc.
151.Nicholas II, Inc.
152.Nicholas Limited Edition, Inc.
153.Oaktree Diversified Income Fund Inc.
154.Permanent Portfolio Family of Funds
155.Perritt Funds, Inc.
156.Procure ETF Trust II
157.Professionally Managed Portfolios
158.Prospector Funds, Inc.
159.Provident Mutual Funds, Inc.
160.Abbey Capital Futures Strategy Fund, Series of The RBB Fund, Inc.
161.Abbey Capital Multi-Asset Fund, Series of The RBB Fund, Inc.
162.Adara Smaller Companies Fund, Series of The RBB Fund, Inc.
163.Aquarius International Fund, Series of The RBB Fund, Inc.
164.Boston Partners All Cap Value Fund, Series of The RBB Fund, Inc.
165.Boston Partners Emerging Markets Dynamic Equity Fund, Series of The RBB Fund, Inc.
166.Boston Partners Emerging Markets Fund, Series of The RBB Fund, Inc.
167.Boston Partners Global Equity Fund, Series of The RBB Fund, Inc.
168.Boston Partners Global Long/Short Fund, Series of The RBB Fund, Inc.
169.Boston Partners Global Sustainability Fund, Series of The RBB Fund, Inc.
170.Boston Partners Long/Short Equity Fund, Series of The RBB Fund, Inc.
171.Boston Partners Long/Short Research Fund, Series of The RBB Fund, Inc.
172.Boston Partners Small Cap Value Fund II, Series of The RBB Fund, Inc.
173.Campbell Systematic Macro Fund, Series of The RBB Fund, Inc.
174.F/m 10-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
175.F/m 2-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
176.F/m 3-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
177.F/m Opportunistic Income ETF, Series of The RBB Fund, Inc.
178.Motley Fool 100 Index ETF, Series of The RBB Fund, Inc.
179.Motley Fool Capital Efficiency 100 Index ETF, Series of The RBB Fund, Inc.
180.Motley Fool Global Opportunities ETF, Series of The RBB Fund, Inc.
181.Motley Fool Mid-Cap Growth ETF, Series of The RBB Fund, Inc.
182.Motley Fool Next Index ETF, Series of The RBB Fund, Inc.
183.Motley Fool Small-Cap Growth ETF, Series of The RBB Fund, Inc.
184.Optima Strategic Credit Fund, Series of The RBB Fund, Inc.
185.SGI Dynamic Tactical ETF, Series of The RBB Fund, Inc.
186.SGI Enhanced Core ETF, Series of The RBB Fund, Inc.
187.SGI Enhanced Global Income ETF, Series of The RBB Fund, Inc.
188.SGI Global Equity Fund, Series of The RBB Fund, Inc.
189.SGI Peak Growth Fund, Series of The RBB Fund, Inc.
190.SGI Prudent Growth Fund, Series of The RBB Fund, Inc.
191.SGI Small Cap Core Fund, Series of The RBB Fund, Inc.
192.SGI U.S. Large Cap Core ETF, Series of The RBB Fund, Inc.
193.SGI U.S. Large Cap Equity Fund, Series of The RBB Fund, Inc.
194.SGI U.S. Small Cap Equity Fund, Series of The RBB Fund, Inc.
195.US Treasury 10 Year Note ETF, Series of The RBB Fund, Inc.
196.US Treasury 12 Month Bill ETF, Series of The RBB Fund, Inc.
197.US Treasury 2 Year Note ETF, Series of The RBB Fund, Inc.
198.US Treasury 20 Year Bond ETF, Series of The RBB Fund, Inc.
199.US Treasury 3 Month Bill ETF, Series of The RBB Fund, Inc.
200.US Treasury 3 Year Note ETF, Series of The RBB Fund, Inc.
201.US Treasury 30 Year Bond ETF, Series of The RBB Fund, Inc.
202.US Treasury 5 Year Note ETF, Series of The RBB Fund, Inc.
203.US Treasury 6 Month Bill ETF, Series of The RBB Fund, Inc.
204.US Treasury 7 Year Note ETF, Series of The RBB Fund, Inc.

205.WPG Partners Select Small Cap Value Fund, Series of The RBB Fund, Inc.
206.WPG Partners Small Cap Value Diversified Fund, Series of The RBB Fund, Inc.
207.The RBB Fund Trust
208.RBC Funds Trust
209.Series Portfolios Trust
210.Thompson IM Funds, Inc.
211.TrimTabs ETF Trust
212.Bright Rock Mid Cap Growth Fund, Series of Trust for Professional Managers
213.Bright Rock Quality Large Cap Fund, Series of Trust for Professional Managers
214.CrossingBridge Low Duration High Yield Fund, Series of Trust for Professional Managers
215.CrossingBridge Responsible Credit Fund, Series of Trust for Professional Managers
216.CrossingBridge Ultra-Short Duration Fund, Series of Trust for Professional Managers
217.RiverPark Strategic Income Fund, Series of Trust for Professional Managers
218.Dearborn Partners Rising Dividend Fund, Series of Trust for Professional Managers
219.Jensen Global Quality Growth Fund, Series of Trust for Professional Managers
220.Jensen Quality Value Fund, Series of Trust for Professional Managers
221.Rockefeller Climate Solutions Fund, Series of Trust for Professional Managers
222.Rockefeller US Small Cap Core Fund, Series of Trust for Professional Managers
223.Terra Firma US Concentrated Realty Fund, Series of Trust for Professional Managers
224.USQ Core Real Estate Fund
225.Wall Street EWM Funds Trust
226.Wisconsin Capital Funds, Inc.

Item 32(b)    The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, ME 04101.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	Three Canal Plaza, Suite 100, Portland, ME 04101	President/Manager	None
Chris Lanza	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Kate Macchia	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Weston Sommers	Three Canal Plaza, Suite 100, Portland ME 04101	Financial and Operations Principal and Chief Financial Officer	None
Kelly B. Whetstone	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None
Susan L. LaFond	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer and Treasurer	None

Item 32(c)    Not applicable.

Item 33. Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant, and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202

Records Relating to:	Are located at:
Registrant’s Investment Adviser	Monetta Financial Services, Inc. 1776-A South Naperville Road, Suite 100 Wheaton, Illinois 60189-5831
Registrant’s Custodian	U.S. Bank, National Association 1555 North River Center Drive, Suite 302 Milwaukee, WI 53212
Registrant’s Distributor	Quasar Distributors, LLC Three Canal Plaza, Suite 100, Portland, ME 04101

Item 34. Management Services

None

Item 35. Undertakings

Not applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Wheaton, State of Illinois, on the 24th day of April, 2024.

MONETTA TRUST

By: /s/ Robert S. Bacarella
Robert S. Bacarella
President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities as of the 24th day of April, 2024.

Signature	Title

/s/ Robert S. Bacarella Robert S. Bacarella	Principal Executive Officer and Trustee
/s/ Robert J. Bacarella Robert J. Bacarella	Principal Financial Officer and Principal Accounting Officer
John L. Guy, Jr.* John L. Guy, Jr.	Trustee
Marlene Z. Hodges* Marlene Z. Hodges	Trustee
Patricia J. Luscombe* Patricia J. Luscombe	Trustee
*/s/ Robert S. Bacarella Robert S. Bacarella Attorney-in-Fact

EXHIBIT INDEX

Exhibit	Exhibit No.
Second Amended and Restated Custody Agreement with U.S. Bank, N.A., dated November 1, 2023	(g)(i)(3)
First Amendment to the Second Amended and Restated Custody Agreement dated November 1, 2023	(g)(i)(4)
Second Amended and Restated Transfer Agent Servicing Agreement dated November 1, 2023, between Registrant and U.S. Bancorp Fund Services, LLC	(h)(i)(4)
First Amendment to the Second Amended and Restated Transfer Agent Servicing Agreement, dated November 1, 2023	(h)(i)(5)
Second Amended and Restated Fund Accounting Servicing Agreement with U.S. Bancorp Fund Services, LLC dated November 21, 2023	(h)(iv)(3)
First Amendment to the Second Amended and Restated Fund Accounting Servicing Agreement with U.S. Bancorp Fund Services, LLC dated November 1, 2023	(h)(iv)(4)
Second Amended and Restated Fund Administration Servicing Agreement with U.S. Bancorp Fund Services, LLC dated November 1, 2023	(h)(vi)(3)
First Amendment to the Second Amended and Restated Fund Administration Servicing Agreement with U.S. Bancorp Fund Services, LLC dated November 1, 2023	(h)(vi)(4)
Second Amendment to the Second Amended and Restated Fund Administration Servicing Agreement with U.S. Bancorp Fund Services, LLC dated November 1, 2023	(h)(vi)(5)
Addendum to the Second Amended and Restated Fund Administration Servicing Agreement with U.S. Bancorp Fund Services, LLC dated November 1, 2023	(h)(vi)(6)
Legal Consent	(i)(ii)
Consent of Independent Registered Public Accounting Firm	(j)